As filed on December 30, 2004

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

(Exact Name of Registrant as Specified in Charter)

(203) 926-1888

(Area Code and Telephone Number)

One Corporate Drive

Shelton, CT 06484

Address of Principal Executive Offices:

(Number, Street, City, State, Zip Code)

Deborah A. Docs, Esq.

Secretary, Strategic Partners Style Specific Funds

Gateway Center Three, 100 Mulberry Street

Newark, NJ 07102

Name and Address of Agent for Service:

(Number and Street) (City) (State) (Zip Code)

Copies to:

Margery K. Neale, Esq.

Shearman & Sterling LLP

599 Lexington Avenue

New York, NY 10022

Approximate Date of Proposed Public Offering:  As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of beneficial interest, par value $0.001 per share of the Strategic Partners Total Return Bond Fund of Strategic Partners Style Specific Funds, Inc.  Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

STRATEGIC PARTNERS BOND FUND

One Corporate Drive
P.O. Box 883
Shelton, Connecticut 06484

IMPORTANT PROXY MATERIALS
PLEASE VOTE NOW

Dear Shareholder:	January , 2005

I am writing to ask you to vote on an important proposal whereby the assets of the Strategic Partners Bond Fund (the “Bond Fund”) would be acquired by the Strategic Partners Total Return Bond Fund (the “Total Return Bond Fund” and together with the Bond Fund, the “Funds”).  The proposed acquisition is referred to as the “Transaction.”  The Bond Fund is a series of Strategic Partners Mutual Funds, Inc. (“SP Mutual Funds”) (formerly American Skandia Advisor Funds, Inc.).  Total Return Bond Fund is a series of Strategic Partners Style Specific Funds (“Style Specific Funds”).  A shareholder meeting for the Bond Fund is scheduled for March  , 2005.  Only shareholders of the Bond Fund will vote on the acquisition of the Bond Fund’s assets by the Total Return Bond Fund.

This package contains information about the proposal and includes materials you will need to vote. The Board of Directors of SP Mutual Funds has reviewed the proposal and recommended that it be presented to shareholders of the Bond Fund for their consideration.  Although the Directors have determined that the proposal is in the best interests of shareholders, the final decision is up to you.

If approved, the proposed transaction would give you the opportunity to participate in a mutual fund with similar investment policies.  In addition, shareholders are expected to realize a reduction in both the net and gross annual operating expenses paid on their investment in the combined fund.  The accompanying proxy statement and prospectus include a detailed description of the proposal.  Please read the enclosed materials carefully and cast your vote.  Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

• By Mail.  Please complete, date and sign your proxy card before mailing it in the enclosed postage paid envelope.  Votes must be received prior to January       , 2005.

• By Internet.  Have your proxy card available.  Go to the web site: www.proxyvote.com.  Enter your control number from your proxy card.  Follow the instructions found on the web site.  Votes must be entered prior to 4 p.m. on  January         , 2005.

• By Telephone. Call (800) 690-6903 toll free. Enter your control number from your proxy card. Follow the instructions given.  Votes must be entered prior to 4 p.m. on January       , 2005.

Special Note for Systematic Investment Plans (e.g., Automatic Investment Plan, Systematic Exchange, etc.). Shareholders on systematic investment plans must contact their financial advisor or call our customer service division, toll-free, at (800) 225-1852 to change their options. Otherwise, if the proposed transaction is approved, starting on the day following the closing of the proposed reorganization  (which is expected to occur shortly after the shareholder meeting), future purchases will automatically be made in shares of Total Return Bond Fund.

If you have any questions before you vote, please call us at (800) 752-6342.  We are glad to help you understand the proposal and assist you in voting.  Thank you for your participation.

Judy A. Rice
President

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

STRATEGIC PARTNERS BOND FUND

One Corporate Drive

P.O. Box 883

Shelton, Connecticut 06484

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of the Strategic Partners Bond Fund (the “Bond Fund”) will be held at 100 Mulberry Street, Gateway Center Three, 14th Floor, Newark, New Jersey 07102, on March  , 2005, at 11:00 a.m. local time, for the following purposes:

1. For shareholders of the Bond Fund to approve or disapprove a Plan of Reorganization under which the Bond Fund will transfer all of its assets to, and all of its liabilities will be assumed by, the Strategic Partners Total Return Bond Fund (the “Total Return Bond Fund”).  In connection with this proposed transfer, each whole and fractional share of each class of the Bond Fund shall be exchanged for whole and fractional shares of equal net asset value of the same class of the Total Return Bond Fund and outstanding shares of the Bond Fund will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

The Board of Directors of the SP Mutual Funds, on behalf of the Bond Fund, has fixed the close of business on               , 200  as the record date for the determination of the shareholders of the Bond Fund, as applicable, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

Deborah A. Docs

Secretary

Dated:  January    , 2005

A proxy card is enclosed along with the Proxy Statement.  Please vote your shares today by signing and returning the enclosed proxy card in the postage prepaid envelope provided.  You may also vote by telephone or via the Internet as described in the enclosed materials.  The Board of Directors recommends that you vote “for” the proposal.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD PROMPTLY.

Shareholders are invited to attend the Meeting in person.  Any shareholder who does not expect to attend the Meeting is urged to complete the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States.  In order to avoid unnecessary expense, we ask for your cooperation in mailing your proxy card promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING YOUR PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.             INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears on the account registration shown on the proxy card.

2.             JOINT ACCOUNTS: Both owners must sign and the signatures should conform exactly to the names shown on the account registration.

3.             ALL OTHER ACCOUNTS should show the capacity of the individual signing.  This can be shown either in the form of account registration or by the individual executing the proxy card.  For example:

REGISTRATION			VALID SIGNATURE

A.	1.	XYZ Corporation	John Smith, President
	2.	XYZ Corporation	John Smith, President
		c/o John Smith, President

B.	1.	ABC Company Profit Sharing Plan	Jane Doe, Trustee
	2.	Jones Family Trust	Charles Jones, Trustee
	3.	Sarah Clark, Trustee	Sarah Clark, Trustee
		u/t/d 7/1/85

C.	1.	Thomas Wilson, Custodian	Thomas Wilson, Custodian
		f/b/o Jessica Wilson UTMA
		New Jersey

PROSPECTUS/PROXY STATEMENT
TABLE OF CONTENTS

Cover Page
Summary
The Proposal
Shareholder Voting
Comparisons of Some Important Features of the Funds
The Investment Objective and Strategies of the Funds
Other Non-Fundamental Investment Policies of the Funds
Fundamental Investment Restrictions of the Funds
Risks of Investing in the Funds
Federal Income Tax Considerations
Forms of Organization
Management of the Company and the Funds
Distribution Plan
Valuation
Purchases, Redemptions, Exchanges and Distributions
Fees and Expenses
Expense Examples
Performance
Reasons for the Transaction
Information about the Transaction
Closing of the Transaction
Expenses of the Transaction
Tax Consequences of the Transaction
Characteristics of the Strategic Partners Total Return Bond Fund Shares
Capitalization of the Funds and Capitalization after the Transaction
Voting Information
Required Vote
How to Vote
Solicitation of Voting Instructions
Principal Holders of Shares
Additional Information about Strategic Partners Mutual Funds, Inc. and the Funds
Miscellaneous
Legal Matters
Independent Registered Public Accounting Firm
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Shareholder Proposals

Exhibits to Prospectus/Proxy Statement

Exhibit A – Plan of Reorganization (attached)
Exhibit B – Prospectus for the Strategic Partners Total Return Bond Fund dated November 22, 2004
Exhibit C – Strategic Partners Style Specific Funds Annual Report to Shareholders for fiscal year ended July 31, 2004
Exhibit D – Strategic Partners Style Specific Funds Semi-Annual Report to Shareholders dated January 31, 2004

STRATEGIC PARTNERS BOND FUND

A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.

PROXY STATEMENT

and

STRATEGIC PARTNERS TOTAL RETURN BOND FUND

A SERIES OF STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

PROSPECTUS

One Corporate Drive

P.O. Box 883

Shelton, Connecticut 06484

Dated January      , 2005

Acquisition of the Assets of the Strategic Partners Bond Fund

by and in exchange for shares of the Strategic Partners Total Return Bond Fund

This Proxy Statement and Prospectus (“Proxy Statement”) is being furnished to the shareholders of the Strategic Partners Bond Fund (“Bond Fund”), a series of Strategic Partners Mutual Funds, Inc. (“SP Mutual Funds”) in connection with the solicitation of proxies by the Board of Directors of the SP Mutual Funds for use at a Special Meeting of Shareholders of Bond Fund and at any adjournments thereof (the “Meeting”).

The Meeting will be held at 100 Mulberry Street, Gateway Center Three, 14th Floor, Newark, New Jersey 07102 on
March  , 2005 at 11:00 a.m. local time.  This Proxy Statement will first be sent to shareholders on or about January      , 2005.

The purpose of the Meeting is for shareholders of Bond Fund to vote on a Plan of Reorganization (the “Plan”) under which Bond Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Strategic Partners Total Return Bond Fund (the “Total Return Bond Fund”), which is a series of Strategic Partners Style Specific Funds (the “Style Specific Funds”), in exchange for shares of Total Return Bond Fund, which will be distributed to shareholders of Bond Fund, and the subsequent cancellation of shares of Bond Fund. If the transaction is approved, each whole and fractional share of each class of Bond Fund shall be exchanged for whole and fractional shares of equal net asset value of the same class of Total Return Bond Fund as soon as practicable following the Meeting and the Bond Fund will be liquidated and the Total Return Bond Fund will be the surviving fund.

The investment objective of the Bond Fund is to seek to maximize total return, consistent with the preservation of capital and prudent investment management, while the investment objective of the Total Return Bond Fund is to seek total return consisting of current income and capital appreciation.  Each Fund invests primarily in “investment grade” debt obligations. If the shareholders of Bond Fund approve the transaction, the shareholders of Bond Fund will become shareholders of Total Return Bond Fund.

This Proxy Statement gives the information about the proposed reorganization and issuance of shares of the Total Return Bond Fund that you should know before investing.  You should retain it for future reference.  Additional information about the Total Return Bond Fund and the proposed reorganization has been filed with the Securities and Exchange Commission (“SEC”) and can be found in the following documents:

•                  The Prospectus for the Total Return Bond Fund dated November 22, 2004, is attached with and considered a part of this Proxy Statement.

•                  A Statement of Additional Information (“SAI”) relating to this Proxy Statement dated November 22, 2004, has been filed with the SEC and is incorporated by reference into this Proxy Statement.

You may request a free copy of the SAI relating to this Proxy Statement or other documents related to the Company without charge by calling 1-800-752-6342 or by writing to the Company at the above address.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement, including the Plan.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A) and the Prospectus and Statement of Additional Information for the Fund (attached as Exhibit B), and is qualified in its entirety by reference to these documents.

The Proposal

You are being asked to consider and approve a Plan of Reorganization that will have the effect of combining the Bond Fund and the Total Return Bond Fund into a single mutual fund.  If shareholders of the Bond Fund vote to approve the Plan, the assets of the Bond Fund will be transferred to the Total Return Bond Fund in exchange for an equal value of shares of the Total Return Bond Fund.  Shareholders of the Bond Fund will have their shares exchanged for shares of the Total Return Bond Fund of equal dollar value based upon the value of the shares at the time the Bond Fund’s assets are transferred to the Total Return Bond Fund.  After the transfer of assets and exchange of shares have been completed, the Bond Fund will be liquidated and dissolved.  The proposed reorganization is referred to in this Prospectus/Proxy Statement as the “Transaction.”  As a result of the Transaction, you will cease to be a shareholder of the Bond Fund and will become a shareholder of the Total Return Bond Fund.

For the reasons set forth in the “Reasons for the Transaction” section, the Board of Directors of the SP Mutual Funds and the Trustees of the Style Specific Funds, respectively, have determined that the Transaction is in the best interests of the shareholders of the Bond Fund and the Total Return Bond Fund, and have also concluded that no dilution in value would result to the shareholders of either Fund as a result of the Transaction.

The Board of Directors of the SP Mutual Funds, on behalf of the Bond Fund, has approved the Plan and unanimously recommends that you vote to approve the Plan.

The Trustees of Style Specific Funds, on behalf of the Total Return Bond Fund, has also approved the proposed transaction.

Shareholder voting

Shareholders who own shares of the Bond Fund at the close of business on December 10, 2004 (the “Record Date”) will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold of the Bond Fund.  To approve the Transaction for the reorganization of the Bond Fund, the affirmative vote of the holders of a majority of the total number of shares of capital stock of the Bond Fund outstanding and entitled to vote thereon must be voted in favor of the Plan.

Please vote your shares as soon as you receive this Prospectus/Proxy Statement.  You may vote by completing and signing the enclosed ballot (the “proxy card”) or over the Internet or by phone.  If you vote by any of these methods, your votes will be officially cast at the Meeting by persons appointed as proxies.

You can revoke or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the “Voting Information” section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Funds

This section describes the investment policies of the Bond Fund and the Total Return Bond Fund and the differences between them.  For a complete description of the investment policies and risks of the Total Return Bond Fund, you should read the Prospectus for the Fund that is enclosed with this Prospectus/Proxy Statement.

The investment objectives of the Funds are similar, but are not identical.   The investment objective of the Bond Fund is to seek to maximize total return, consistent with preservation of capital while the investment objective of the Total Return Bond Fund is to seek total return consisting of current income and capital appreciation.  The investment objectives for both Funds are non-fundamental policies and can be changed without shareholder approval.

Each normally invests at least 80% of its investable assets in “investment grade” debt obligations, including corporate debt securities (corporate bonds, debentures, notes on other similar corporate debt instruments, including convertible securities), mortgage - related securities (including collateralized mortgage obligations, FHLMC collateralized mortgage obligations, CMO residuals, stripped mortgage-backed securities and other asset-backed securities), corporate debt securities of foreign issuers, Brady Bonds and bank obligations.  Obligations are “investment grade” if they receive one of the four highest quality rating determined by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or another nationally recognized statistical rating organization (“NRSRO”). In addition, each Fund may invest in obligations that are not rated, but which the Sub-advisor believes to be of comparable quality to investment grade bonds. The Bond Fund may invest up to 10% and the Total Return Bond Fund may invest up to 20% of its assets in lower-rated debt instruments, including high-yield or “junk” bonds.

Both Funds emphasize an investment style that focuses on the same characteristics in selecting portfolio investments: economic conditions and interest rate fundamentals and, for foreign debt securities, country and currency selection.  Each Fund also evaluates individual debt securities within each fixed-income sector based upon their relative investment merit and consider factors such as yield, duration and potential for price or currency appreciations as well as credit quality, maturity and risk.

Each of the Funds pursues its investment objective through various investment strategies that are employed by the Fund’s sub-advisor (“Sub-advisor”).  After the transaction is completed, it is expected that the combined fund will be managed according to the investment objective and policies of Total Return Bond Fund.

Bond Fund and Total Return Bond Fund both typically distribute all or substantially all of their ordinary income and net realized capital gains annually.

Other non-fundamental investment policies of the Funds

As noted above, each of the Funds invests primarily in “investment grade” debt obligations.  Under certain circumstances, each Fund may invest a portion of its assets in other types of investments or employ alternative investment strategies.  As described more fully below, each Fund may have limitations on the extent to which it may pursue these types of investments.

Each of the Funds may invest in various derivatives strategies as a principal investment strategy to improve returns or to protect its assets.  These derivative instruments include futures, options, foreign currency forward contracts and swaps.  With derivatives, the Sub-advisor is trying to predict whether the underlying investment – a security, market index, currency, interest rate or some other asset, rate or index – will go up or down at some future date.  Each Fund may use derivatives to try to reduce risk or to increase return, taking into account the Fund’s overall investment objective.  Derivatives involve costs and can be volatile.  The Funds cannot guarantee these derivative strategies will work, that the instruments necessary to implement these strategies will be available or that the Funds will not lose money.

Each of the Funds may invest in securities of foreign issuers.  Investments in foreign securities present specific risks, including the exposure to economies and political systems that may not be as stable as in the United States.  Each Fund is subject to currency risk – the risk that changing values of foreign currencies could adversely impact the Funds’ returns.

Although the Fund does not expect to do so ordinarily, during periods of adverse market conditions, Total Return Bond Fund may invest up to 100% of its assets in money market instruments or U.S. Government securities, in response to adverse market, economic or political conditions. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

Fundamental investment restrictions of the Funds

As noted above, a Fund may not change a fundamental investment restriction without the prior approval of its shareholders.  A non-fundamental investment policy, however, may be changed without shareholder approval.  Each Fund has adopted identical fundamental investment restrictions, which limit a Fund’s ability to:  (i) issue senior securities; (ii) borrow money (except for non-leveraging, temporary or emergency purposes); (iii) underwrite securities; (iv) purchase or sell real estate; (v) purchase or sell physical commodities; (vi) make loans (except for certain securities lending transactions); and (vii) concentrate its investments by investing more than 25% of the value of the Fund’s assets in securities of issuers having their principal business activities in the same industry.

In addition, each Fund has adopted a fundamental investment restriction to diversify its investments.  Accordingly, the Bond Fund and the Total Return Bond Fund are considered “diversified funds” under the Investment Company Act of 1940 (the “Investment Company Act”).  This means that, with respect to 75% of the value of each Fund’s total assets, each Fund invests in cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities, securities of other investment companies and “other securities.” The “other securities” are subject to the requirement that not more than 5% of total assets of the Fund will be invested in the securities of a single issuer and that the Fund will not hold more than 10% of any single issuer’s outstanding voting securities.  Accordingly, a Fund may not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the Investment Company Act and the rules and regulations promulgated thereunder.

Risks of investing in the Funds

Like all investments, an investment in the Funds involves risk.  There is no assurance that any of the Funds will meet its investment objective.  Both Funds invest primarily in fixed-income obligations, which are subject to credit risk, market risk and interest rate risk.

•      Credit risk – the risk that the issuer may be unable to make principal and interest payments when they are due.

•        Market risk – the risk that the market value of an investment may move up or down, sometimes rapidly or unpredictable.  Market risk may affect an industry, a sector or the market as a whole.

•        Interest rate risk – the value of most bonds will fall when interest rates rise.  The longer a bond’s maturity and the lower its credit quality, the more its value typically falls.  It can lead to price volatility, particularly for junk bonds and stripped securities.

Both Funds may invest in mortgage-related securities and asset backed securities, which are subject to prepayment risk.  If these securities are prepaid, a Fund may have to replace them with lower-yielding securities.  In addition, because the Funds may invest in foreign securities, the Funds are also subject to the following risks:

•        Foreign markets, economies and political systems, particularly those in developing countries, may not be as stable as those in the U.S.;

•        Currency risk — changes in currency exchange rates may affect the value of foreign securities held by a Fund and the amount of income available for distribution; and

•        Political developments may adversely affect the value of a Fund’s portfolio.

Both Funds may use investment strategies — such as derivatives — that involve risk.  The Funds use these risk management techniques to try to preserve assets or enhance return.  Derivatives may not fully offset the underlying positions and this could result in losses to the Funds that would not otherwise have occurred. Both Funds may invest in below investment-grade bonds (“junk bonds”), however, Total Return Bond Fund is permitted to invest up to 20% of its assets in junk bonds while Bond Fund is only permitted to invest up to 10% of its assets in junk bonds.  Low rated securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.  They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.  Although in the past three years, neither Fund has invested more than 6% of its assets in junk bonds, to the extent Total Return Bond Fund invests more of its assets in junk bonds, the risk to the combined Fund would increase.

Both Funds may actively and frequently trade their portfolio securities.  High portfolio turnover results in higher transaction costs, which can affect a Fund’s performance and have adverse tax consequences.

For more information about the risks associated with the Total Return Bond Fund’s investment strategies, see the Fund’s Prospectus, and for a more detailed discussion of the Fund’s investments, see the Fund’s Statement of Additional Information, both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

Each Fund is treated as a separate entity for federal income tax purposes.  Each Fund has qualified and elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of

1986, as amended (the “Code”), and intends to continue to so qualify in the future.  As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets, and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).  As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code’s distribution requirements.

The Transaction may entail various tax consequences, which are discussed under the caption “Tax Consequences of the Transaction.”

Forms of Organization

The Bond Fund is a series of SP Mutual Funds, which is a diversified, open-end management investment company, organized as a Maryland corporation.  Total Return Bond Fund is a series of Style Specific Funds, which is a diversified, open-end management investment company organized as a Delaware statutory trust.  SP Mutual Funds is authorized to issue 5.5 billion shares, 138,000,000 of which are designated as shares of the Bond Fund, which are further designated as         Class A shares,         Class B shares,        Class C shares,         Class L shares,         Class M shares and         Class X shares.  Style Specific Funds is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six series and three classes.

SP Mutual Funds operates pursuant to a Charter, which includes its Articles of Incorporation and supplements and amendments thereto, and By-Laws.  Style Specific Funds operates pursuant to an Agreement and Declaration of Trust (“Declaration”) and By-Laws.  Strategic Partners Mutual Funds is governed by a Board of Directors; Style Specific Funds by a Board of Trustees.  We refer to both as a “Board” and sometimes refer separately to “Directors” or “Trustees”.  Due to differences in Maryland and Delaware law and the governing documents of SP Mutual Funds and Style Specific Funds, we have summarized below several material differences between the rights of stockholders of SP Mutual Funds and of Style Specific Funds.  The following is only a summary and is not a complete description of the governing documents of SP Mutual Funds and Style Specific Funds.  You should refer to the Charter and By-Laws of SP Mutual Funds and the Declaration and By-Laws of Style Specific Funds for more complete information.

Form of Ownership

Ownership interests in SP Mutual Funds and its series are represented by shares of common stock, par value $.01 per share, of a corporation.  Ownership interests in Style Specific Funds are represented by shares of beneficial interest, no par value, in series of a statutory trust.  In either case, we refer to the ownership interest as “shares” and to holders of shares as “stockholders”.

Extraordinary Transactions

The Declaration permits the Trustees of Style Specific Funds, without stockholder approval (unless such approval is otherwise required by the Investment Company Act) to (a) cause Style Specific Funds to convert or merge, reorganize or consolidate with or into one or more business entities (or a series thereof to the extent permitted by law) so long as the surviving or resulting entity is an open-end management investment company (or a series thereof to the extent permitted by law) formed, organized or existing under the laws of a U.S. jurisdiction and that, in the case of any business entity created by the Board to accomplish such conversion, merger, reorganization or consolidation, may succeed to or assume Style Specific Funds’ registration under the Investment Company Act, (b) cause shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, (c) cause Style Specific Funds to incorporate under the laws of a U.S. jurisdiction, (d) sell or convey all or substantially all of the assets of Style Specific Funds or any series or class thereof to another series or class thereof or to another business entity (or a series thereof to the extent permitted by law) organized under the laws of a U.S. jurisdiction so long as such business entity is an open-end management investment company and, in the case of any business entity created by the Board to accomplish such sale and conveyance, may succeed to or assume Style Specific Funds’ registration under the Investment Company Act or (e) at any time sell or convert into money all or any part of the assets of Style Specific Funds or any series or class thereof.  SP Mutual Funds is authorized to transfer all of its assets without stockholder approval, but most other extraordinary transactions, including mergers, consolidations and share exchanges, must be approved by a majority of the outstanding voting shares.

Stockholder Meetings

Place of Meeting

SP Mutual Funds may hold stockholder meetings at any place set by the Board.  Style Specific Funds is required to hold stockholder meetings at the principal executive offices of Style Specific Funds or at such other place within the United States as the Trustees shall designate.

Stockholder Voting Rights

Each share of SP Mutual Funds’ common stock entitles its holder to one vote.  Style Specific Funds’ Board is entitled to determine, without the vote or consent of stockholders (except as required by the Investment Company Act) with respect to any matter submitted for a stockholder vote, whether each share shall be entitled to one vote, or whether each dollar of net asset value shall be entitled to one vote.  In addition, stockholders of Style Specific Funds are entitled to vote only (1) for the election or removal of

Trustees and (2) with respect to such additional matters relating to Style Specific Funds as may be required by the Investment Company Act, the Declaration, the By-Laws or any registration of Style Specific Funds with the Commission (or any successor agency) or any state, or as the Board may consider necessary or desirable.

Record Date

SP Mutual Funds’ Board has the sole power to set a record date, which must be on or after the day the record date is fixed, and may not be more than 90 or fewer than 10 days prior to the applicable meeting of stockholders.  Style Specific Funds’ Board may fix a record date falling not more than 90 days prior to the meeting.

Annual Meetings

SP Mutual Funds is not required to hold an annual meeting of its stockholders in any year in which the election of directors is not required to be acted upon under the Investment Company Act of 1940, as amended (the “Investment Company Act”).  There are no requirements regarding annual stockholder meetings set forth in Style Specific Funds’ Declaration or By-Laws or the Delaware Statutory Trust Act.

Special Meetings

SP Mutual Funds must call a special meeting of stockholders if so requested by the Chairman or the Chief Executive Officer, by a majority of the Directors by vote at a meeting or in writing (addressed to the Secretary of the Corporation) with or without a meeting, or, in the discretion of the Board, on the written request of stockholders holding at least 10% of the outstanding shares of a series.  SP Mutual Funds’ Board has sole power to fix the date and time of any special meeting of stockholders.  Style Specific Funds is required to call a meeting of stockholders upon order of the Board, or, for the purpose of voting on the removal of any Trustee, upon the request of stockholders holding at least 10% of the outstanding shares entitled to vote.  If the Secretary of Style Specific Funds refuses or neglects to call such meeting for more than 10 days, the Board or stockholders so requesting may call the meeting themselves by giving notice thereof in the manner required by the By-Laws.

Inspector of Elections

SP Mutual Funds is required to appoint one or more inspectors of election, upon the request of stockholders entitled to cast at least 10% of the votes entitled to be cast at the meeting.  There are no requirements regarding inspectors set forth in Style Specific Funds’ Declaration or By-Laws or the Delaware Statutory Trust Act.

Advance Notice of Stockholder Proposals

In order for eligible SP Mutual Funds stockholders to nominate Directors for election, or propose business to be considered at a stockholder meeting, they must have given timely notice of the proposal in writing to the Secretary of the Corporation.  Stockholders of Style Specific Funds are not subject to similar provisions.  There are no requirements regarding advance notice for stockholder proposals set forth in Style Specific Funds’ Declaration or By-Laws or the Delaware Statutory Trust Act.  This generally means that the stockholders may submit proposals from the floor.

Quorum

The presence, in person or by proxy, of a majority of the outstanding voting shares of SP Mutual Funds shall constitute a quorum for the transaction of business at a meeting of stockholders.  For Style Specific Funds, a quorum is one-third of the shares entitled to vote, except when a larger quorum is required by federal law, including the Investment Company Act, the By-Laws or the Declaration.  If SP Mutual Funds’ stockholders approve the proposed Charter amendments, its required quorum would be reduced to one-third.

Adjournments

Whether or not a quorum is present, SP Mutual Funds may adjourn a meeting of stockholders convened on the date for which it was called, by action of the chairman of the meeting, to a date not more than 120 days after the original record date.  Style Specific Funds can adjourn a meeting of stockholders without notice thereof if the time and date of the meeting are announced at the meeting and the adjourned meeting is held within a reasonable time after the date of the original meeting.  Any meeting of stockholders of Style Specific Funds may be adjourned one or more times from time to time to another time or place by stockholders holding a majority of the outstanding shares present and entitled to vote on a proposal to adjourn at such meeting, whether or not a quorum is present.

Stockholder Action Without a Meeting

Common stockholders of SP Mutual Funds are not entitled to act by written consent unless such consent is unanimous.  Stockholders of Style Specific Funds can act by written consent if such consent is signed by the holders of outstanding shares having enough votes to authorize the action at a meeting at which all shares entitled to vote on that action were present and voted, except that in the case of stockholder proposals and any matter subject to a proxy contest or proxy solicitation or any proposal in opposition to a proposal by the Officers or Trustees of Style Specific Funds, shares may be voted only in person or by written proxy at a meeting.

Amendments to Charter/Declaration

Amendments to SP Mutual Funds’ Charter generally require the approval of the Board and at least a majority of the outstanding voting securities.  However, the Board may amend the Charter to change the name of the company, or change the designation or par value of shares, without stockholder approval.  Under Maryland law, the Board of SP Mutual Funds is also authorized to increase or decrease the aggregate authorized capital stock without stockholder approval.  The Board of Style Specific Funds is entitled to amend the Declaration without stockholder approval, except that stockholders have the right to vote on (1) any amendment that is required to be approved by stockholders pursuant to the Investment Company Act and (2) any amendment submitted to the stockholders by the Board at its discretion.

Amendment of By-Laws

SP Mutual Funds’ By-Laws can be amended by [(A) majority vote of the stockholders; or (B) 2/3 vote of the Board].  Style Specific Funds’ By-Laws can be amended by majority vote of the stockholders or of the Board; provided, however, that no By-Law may be amended, adopted or repealed by the Board if such amendment, adoption or repeal is required by applicable law to be submitted to a vote of stockholders.

Number of Board Members

SP Mutual Funds’ Board can change the number of directors to any number between three (3) and twenty-five (25).  Stockholders of Style Specific Funds have approved amendments to the Declaration which would permit the number of Trustees to be such number as is determined, from time to time, by the Board, without any limitation on the maximum number permitted.

Removal of Board Members

SP Mutual Funds’ stockholders may remove a Board member by the affirmative vote of a majority of all votes entitled to be cast generally in the election of Board members.  Trustees of Style Specific Funds may be removed at any stockholder meeting by a vote of 2/3 of the outstanding shares, or by 2/3 vote of the Board.

Board Vacancies

A vacancy on SP Mutual Funds’ Board may be filled only by a majority of the Board (unless the vacancy results from the removal of a director by the stockholders, in which case the stockholders may elect a successor to fill the vacancy, or unless otherwise required by law).  A vacancy on Style Specific Funds’ Board may be filled by a majority of the Board; provided that in the event that less than the majority of the Trustees holding office have been elected by the stockholders, to the extent required by the Investment Company Act, but only to such extent, the Trustees then in office shall call a stockholders’ meeting for the election of Trustees.

Limitation on Liability of Directors and Officers

SP Mutual Funds’ Charter provides that, to the extent permitted by law, a director or officer of SP Mutual Funds will not be liable to SP Mutual Funds or its stockholders for monetary damages for breach of fiduciary duty.  Pursuant to Maryland law, this limitation on liability would not apply (1) to the extent the person actually received an improper benefit or profit in money, property or services; or (2) to the extent that a final adjudication adverse to the person is entered based on a finding that the action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action.  The Declaration of Style Specific Funds provides that a Trustee, when acting in such capacity, shall not be liable to any person other than Style Specific Funds or its stockholders for any act, omission or obligation of Style Specific Funds, such Trustee or any other Trustee, except for such Trustee’s own willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for any neglect or wrongdoing of any officer, agent, employee, manager, adviser, sub-adviser or principal underwriter of Style Specific Funds.  With regard to both SP Mutual Funds and Style Specific Funds, the Investment Company Act will not permit a limitation on liability relating to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Indemnification of Directors, Officers, Employees and Agents

SP Mutual Funds’ organizational documents require indemnification of directors and officers to the fullest extent permitted by law.  Other employees and agents shall be indemnified to the extent authorized by the Board, the Charter or the By-Laws.  Maryland law prohibits indemnification if it is established that (1) the act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (2) the person actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the person had reasonable cause to believe that the act or omission was unlawful.  Style Specific Funds’ By-Laws provide that it shall indemnify Trustees, officers, employees and agents to the fullest extent permitted by law.  In the case of both SP Mutual Funds and Style Specific Funds, the Investment Company Act prohibits indemnification in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Indemnification of Stockholders

Style Specific Funds’ Declaration provides that if any stockholder or former stockholder is exposed to liability relating to his or her status as a stockholder, and not because of the actions or omissions of such person or entity, such person or entity shall be entitled to be held harmless from and indemnified out of the assets of the particular series of Style Specific Funds of which such person or entity is or was a stockholder and in relation to which such liability arose against all loss and expense arising from such liability.  SP Mutual Funds’ organizational documents do not include a similar provision; however, under Maryland law, SP Mutual Funds’ stockholders generally have no personal liability for the debts or obligations of SP Mutual Funds as a result of their status as stockholders.

Derivative Actions

Style Specific Funds’ Declaration imposes certain conditions on the ability of stockholders to bring a derivative action on behalf of Style Specific Funds, including a requirement that stockholders who collectively hold at least 10% of the outstanding shares of Style Specific Funds (or the series or class to which such action relates) join in a pre-suit demand upon the Board to bring such an action unless an effort to cause the Board to bring the action is not likely to succeed.  [SP Mutual Funds’ Charter does not include similar limitations.]

Termination and Dissolution

Style Specific Funds may be terminated at any time by the Board by written notice to the stockholders, and any series or class thereof may be terminated at any time by the Board by written notice to the stockholders of such series or class.

Management of the Company and the Funds

American Skandia Investment Services, Inc. (“ASISI”), One Corporate Drive, Shelton, Connecticut, and Prudential Investments LLC (“PI”), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, serve as co-managers (each an “Investment Manager” and together, the “Investment Managers”) pursuant to an investment management agreement with the SP Mutual Funds on behalf of the Bond Fund (the “Bond Fund Management Agreement”).  Under the Bond Fund Management Agreement, PI, as co-manager, will provide supervision and oversight of ASISI’s investment management responsibilities with respect to the SP Mutual Funds.  Pursuant to the Bond Fund Management Agreement, the Investment Managers jointly administer the Bond Fund’s business affairs and supervise the Fund’s investments.  Subject to approval by the Board of Directors, the Investment Managers may select and employ one or more sub-advisors for the Fund, who will have primary responsibility for determining what investments the Fund will purchase, retain and sell.  Also subject to the approval of the Board of Directors, the Investment Managers may reallocate the Bond Fund’s assets among sub-advisors, including (to the extent legally permissible) affiliated sub-advisors, consistent with the Bond Fund’s investment objectives.

PI serves as the manager of the Total Return Bond Fund pursuant to an agreement with the Style Specific Funds on behalf of the Total Return Bond Fund (the “Total Return Bond Fund Management Agreement”).  Under the Total Return Bond Fund Management Agreement, PI provides investment management responsibilities with respect to the Style Specific Funds.  Pursuant to the Total Return Bond Fund Management Agreement, the PI administers the Total Return Bond Fund’s business affairs and supervises the Fund’s investments.  Subject to approval by the Board of Trustees, PI may select and employ one or more sub-advisors for the Total Return Bond Fund, who will have primary responsibility for determining what investments the Fund will purchase, retain and sell.  Also subject to the approval of the Board of Trustees, PI may reallocate the Total Return Bond Fund’s assets among sub-advisors, including (to the extent legally permissible) affiliated sub-advisors, consistent with the Total Return Bond Fund’s investment objectives.

Both the SP Mutual Funds and Style Specific Funds have obtained an exemption from the SEC that permits an Investment Manager to change sub-advisors for each of its series, including the Funds, and to enter into new sub-advisory agreements without obtaining shareholder approval of such changes.  Any such sub-advisor change would be subject to approval by the Board of Directors of the SP Mutual Funds or the Trustees of the Style Specific Funds, for their respective Fund.  This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the SP Mutual Funds and Style Specific Funds) is intended to facilitate the efficient supervision and management of the sub-advisors by the Investment Managers and the Directors/Trustees of the SP Mutual Funds and Style Specific Funds, respectively.

With respect to the Bond Fund and Total Return Bond Fund, the respective Investment Manager or Managers currently engage the following sub-advisors to manage the investments of each Fund in accordance with the Fund’s investment objective, policies and limitations and any investment guidelines established by the respective Investment Manager or Managers.  Each sub-advisor is responsible, subject to the supervision and control of the Investment Manager or Managers, for the purchase, retention and sale of securities in a Fund’s investment portfolio under its management.

Pacific Investment Management Company LLC (“PIMCO”) serves as the sub-adviser for each Fund.   PIMCO, which is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, managed approximately $373.7 billion in assets as of December 31, 2003.

William H. Gross, Managing Director, Chief Investment Officer and founding partner of PIMCO has, since the inception of the Fund, led a portfolio management team responsible for developing and implementing each Fund’s investment strategy.  In addition, Chris Dialynos, a Managing Director, portfolio manager and a senior member of PIMCO’s investment strategy group, has managed the Total Return Bond Fund on a daily basis since August 2000.

Pursuant to the Bond Fund Management Agreement, ASISI receives a monthly investment management fee for the performance of its services. PI does not receive a fee for its management of the Bond Fund. Pursuant to the Total Return Bond Fund Management Agreement, PI receives a monthly investment management fee for the performance of its services. The investment management fee is accrued daily for the purposes of determining the sale and redemption price of each Fund’s shares.  ASISI, as co-manager of the Bond Fund, and PI, as manager of the Total Return Bond Fund, pay each sub-advisor of the applicable Fund a portion of its fee for the performance of the sub-advisory services at no additional cost to the Fund.

Under the Management Agreement with the Bond Fund, the Fund is obligated to pay ASISI an annual investment management fee equal to 0.65% of its average daily net assets.  The Fund does not pay PI a fee for its management services under the Management Agreement.  Under the Management Agreement with the Total Return Bond Fund, the Fund is obligated to pay PI an annual investment management fee equal to 0.50% of its average daily net assets.  Consequently, the shareholders of the Bond Fund will pay investment management fees at a lower rate as a result of the Transaction.  During its fiscal year ended October 31, 2003, the Bond Fund paid $3,583,069 in investment management fees to ASISI and during its fiscal year ending July 31, 2004, the Total Return Bond Fund paid $590,373 in investment management fees to PI.

The Investment Managers pay each Sub-advisor a portion of the investment management fee that ASISI and PI receive from the Bond Fund and the Total Return Bond Fund, respectively.  Each Investment Manager pays such sub-advisory fees without any additional expense to the Fund.  The Funds have comparable sub-advisory fee arrangements.  With respect to the Bond Fund, ASISI pays PIMCO an annual rate equal to 0.25% of the Fund’s average daily net assets.  With respect to the Total Return Bond Fund, PI pays to PIMCO 0.25% of the portion of the Fund’s average daily net assets.

Distribution Plan

American Skandia Marketing, Incorporated and Prudential Investment Management Services LLC (PIMS) (collectively, the “Distributor”) jointly serve as the principal underwriter and distributor for the Bond Fund.  PIMS serves as the principal underwriter and distributor for the Total Return Bond Fund.  SP Mutual Funds and Style Specific Funds each adopted a Distribution and Service Plan (commonly known as a “12b-1

Plan”) for each Class of shares to compensate the Funds’ respective Distributor for its services and costs in distributing shares and servicing shareholder accounts.  Under the 12b-1 Plan for each share Class, each Fund is authorized to pay its Distributor at the following rates for assets attributable to the indicated share class:

Share Class	Rate
Class A	0.30% of the Fund’s average daily net assets attributable to Class A shares

Class B	1.00% of the Fund’s average daily net assets attributable to Class B shares

Class C	1.00% of the Fund’s average daily net assets attributable to Class C shares

Class L*	0.50% of the Fund’s average daily net assets attributable to Class L shares

Class M*	1.00% of the Fund’s average daily net assets attributable to Class M shares

Class X*	1.00% of the Fund’s average daily net assets attributable to Class X shares

* Currently, only the Bond Fund has Class L, M and X shares.  Pending approval of the Transaction, the Total Return Bond Fund will create identical share classes to accommodate the Bond Fund’s Class L, M and X shareholders, respectively.

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees may, over time, increase the cost of an investment in the Fund and may be more costly than other types of sales charges.

The Distributor uses distribution and service fees received under the 12b-1 Plan to compensate qualified dealers for services provided in connection with the sale of shares and the maintenance of shareholder accounts.  In addition, the Distributor uses distribution and service fees received under the Class X Plans as reimbursement for its purchases of Bonus Shares, which are additional shares granted to investors in Class X shares.

Valuation

The net asset value (“NAV”) per share is determined for each class of shares for each Fund as of the time of the close of the New York Stock Exchange (“NYSE”) (which is normally 4:00 p.m. Eastern time) on each business day by dividing the value of each Fund’s total net assets by the number of total shares of that class outstanding.  In general, the assets of each Fund are valued on the basis of market quotations.  However, in certain circumstances where market quotations are not readily available or where market quotations for a particular security or asset are believed to be unreliable, securities and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

The purchase policies for each Fund are identical.  The offering price is the NAV per share plus any initial sales charge that applies.  Class A shares are sold at NAV plus an initial sales charge that varies depending on the amount of your investment.  Class B shares are sold at NAV per share without an initial sales charge.  However, if Class B shares are redeemed within seven years of their purchase, a contingent deferred sales charge (“CDSC”) will be deducted from the redemption proceeds.  Class C shares are sold at NAV per share without an initial sales charge.  In addition, if Class C shares are redeemed within 12 months of the first business day of calendar month of their purchase, a CDSC of 1.00% will be deducted from the redemption proceeds.

The Bond Fund, but not the Total Return Bond Fund, offers Class L, Class M and Class X shares as well.  Class L shares are subject to up to a 5.75% initial sales charge on purchases under $1 million.  Class M and Class X shares are sold subject to a CDSC of 6.0%, decreasing annually.  Class L, Class M, and Class X shares are no longer offered for direct purchase.

If the Transaction is approved, the Total Return Bond Fund will create Class L, Class M and Class X shares to accommodate Class L, M and X shareholders, respectively, of the Bond Fund who will become shareholders of the Total Return Bond Fund.  Like the Class L, M and X shares of the Bond Fund, the proposed Class L, M and X shares of the Total Return Bond Fund will not be offered for new or subsequent purchases, but will be available for dividend reinvestment and exchanges to and from the same class of other funds in the mutual fund complex at no sales charge, and, in addition, in the case of Class L shares, for purchases by college savings plans.  The proposed Class L, M and X shares for the Total Return Bond Fund would have similar sales charges as described above for the Class L, M and X shares of the Bond Fund.

The redemption policies for each Fund are identical.  Your shares will be sold at the next NAV per share determined after your order to sell is received, less any applicable CDSC imposed and less such redemption fee or deferred sales charges as may be set by the Board from time to time.  Refer to each Fund’s Prospectus for more information regarding how to sell shares.

Shares of each Fund may be exchanged for shares of the same class of other funds in the mutual fund complex, including those of the SP Mutual Funds or Style Specific Funds at NAV per share at the time of exchange.  Exchanges of shares involve redemption of the shares of the Fund you own and a purchase of shares of another Fund.  Shares are normally redeemed and purchased in the exchange transaction on the business day on which the Transfer Agent receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

Frequent trading of Fund shares in response to short-term fluctuations in the market – also known as “market timing” – may make it very difficult to manage a Fund’s investments. When market timing occurs, the Funds may have to sell portfolio securities to have the cash necessary to redeem the market timer’s shares.  This can happen at a time when it is not advantageous to sell any securities, so the Fund’s performance may be hurt.  When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest.  When, in the opinion of PI (and, with respect to the Bond Fund, ASISI), such activity would have a disruptive effect on portfolio management, the Funds reserve the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account.  The decision may be based on dollar amount, volume, or frequency of trading.  The Funds will notify a market timer of a rejection of an exchange or purchase order.  There can be no assurance that the Fund’s procedures will be effective in limiting the practice of market timing in all cases.

Each Fund will distribute substantially all of its income and capital gains to shareholders each year.  Each Fund will declare dividends, if any, annually.

Fees and expenses

The following table describes the fees and expenses that shareholders may pay if they hold shares of the Bond Fund or the Total Return Bond Fund, as well as the projected fees and expenses of the Total Return Bond Fund that will continue in effect after consummation of the Transaction.  The holding period for shares held by investors in the Bond Fund will be counted in computing the holding period of shares subsequently held in Total Return Bond Fund for purposes of determining any applicable CDSC’s.

Class A Shares

	Bond Fund Class A	Total Return Bond Fund Class A		Total Return Bond Fund After Transaction Class A
Shareholder Fees
(fees paid directly from your investment)*
Maximum Sales Charge (Load) on Purchases (as % of offering price)	5.50%	4.00%		4.50%
Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price	None (1)	1	%(1)	None (1)
Redemption Fee	None (2)	None	(2)	None (2)
Exchange Fee	None	None		None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.65%	0.50%		0.50%
Estimated Distribution (12b-1) Fees	0.30%	0.25%		0.25%
Other Expenses	0.15%	0.30%		0.29%
Total Annual Fund Operating Expenses	1.10%	1.05%		1.04%

Class B Shares

	Bond Fund Class B		Total Return Bond Fund Class B		Total Return Bond Fund After Transaction Class B
Shareholder Fees
(fees paid directly from your investment)*
Maximum Sales Charge (Load) on Purchases (as % of offering price)	None		None		None
Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price	5.00	%(3)	5.00	%(3)	5.00	%(3)
Redemption Fee	None	(2)	None	(2)	None	(2)
Exchange Fee	None		None		None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.65%		0.50%		0.50%
Estimated Distribution (12b-1) Fees	1.00%		0.75%		0.75%
Other Expenses	0.15%		0.30%		0.29%
Total Annual Fund Operating Expenses	1.80%		1.55%		1.54%

Class C Shares

	Bond Fund Class C		Total Return Bond Fund Class C		Total Return Bond Fund After Transaction Class C
Shareholder Fees
(fees paid directly from your investment)*
Maximum Sales Charge (Load) on Purchases (as % of offering price)	None		None		None
Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price	1.00	%(3)	1.00	%(3)	1.00	%(3)
Redemption Fee	None	(2)	None	(2)	None	(2)
Exchange Fee	None		None		None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.65%		0.50%		0.50%
Estimated Distribution (12b-1) Fees	1.00%		0.75%		0.75%
Other Expenses	0.15%		0.30%		0.29%
Total Annual Fund Operating Expenses	1.80%		1.55%		1.54%

Class L Shares

	Bond Fund Class L	Total Return Bond Fund Class L**	Total Return Bond Fund After Transaction Class L
Shareholder Fees
(fees paid directly from your investment)*
Maximum Sales Charge (Load) on Purchases (as % of offering price)	5.75%	5.75%	5.75%
Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price	None (1)	None (1)	None (1)
Redemption Fee	None (2)	None (2)	None (2)
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.65%	0.50%	0.50%
Estimated Distribution (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.15%	0.30%	0.29%
Total Annual Fund Operating Expenses	1.30%	1.30%	1.29%

Class M Shares

	Bond Fund Class M		Total Return Bond Fund Class M**		Total Return Bond Fund After Transaction Class M
Shareholder Fees
(fees paid directly from your investment)*
Maximum Sales Charge (Load) on Purchases (as % of offering price)	None		None		None
Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price	6.00	%(3)	6.00	%(3)	6.00	%(3)
Redemption Fee	None	(2)	None	(2)	None	(2)
Exchange Fee	None		None		None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.65%		0.50%		0.50%
Estimated Distribution (12b-1) Fees	1.00%		0.75%		0.75%
Other Expenses	0.15%		0.30%		0.29%
Total Annual Fund Operating Expenses	1.80%		1.55%		1.54%

Class X Shares

	Bond Fund Class X		Total Return Bond Fund Class X**		Total Return Bond Fund After Transaction Class X
Shareholder Fees
(fees paid directly from your investment)*
Maximum Sales Charge (Load) on Purchases (as % of offering price)	None		None		None
Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price	6.00	%(3)	6.00	%(3)	6.00	%(3)
Redemption Fee	None	(2)	None	(2)	None	(2)
Exchange Fee	None		None		None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.65%		0.50%		0.50%
Estimated Distribution (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.15%		0.30%		0.29%
Total Annual Fund Operating Expenses	1.80%		1.80%		1.79%

* Your broker may charge you a separate or additional fee for purchases and sales of shares.

** Total Return Bond Fund does not currently offer Class L, Class M and Class X shares.  If the transaction is approved, Total Return Bond Fund will create Class L, Class M and Class X share classes to accommodate shareholders of Class, L, Class M and Class X, respectively, of the Bond Fund who will become shareholders of Total Return Bond Fund.  The proposed Class L, M and X shares will be available only for exchanges with the same class of shares in other existing funds in the mutual fund complex.  These share classes will be closed to new or subsequent purchases.

(1).    Under certain circumstances, purchases of Class A shares and Class L shares not subject to an initial sales charge (load) will be subject to a contingent deferred sales charge (load) (“CDSC”) if redeemed within 12 months of the calendar month of purchase.  For an additional discussion of the Class A CDSC and the Class L CDSC, see the Prospectus under “How to Buy Shares.”

(2).    A $10 fee may be imposed for wire transfers of redemption proceeds.  For an additional discussion of wire redemptions, see this Prospectus under “How to Redeem Shares.”

(3).    If you purchase Class B, M or X shares, you do not pay an initial sales charge but you may pay a CDSC if you redeem some or all of your shares before the end of the sixth (in the case of Class B shares), seventh (in the case of M shares) or eighth (in the case of Class X shares) year after which you purchased such shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1% for redemptions of Class B shares occurring in years one through seven, respectively.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1% for redemptions of Class M shares occurring in years one through seven, respectively. The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for redemptions of Class X shares occurring in years one through eight, respectively.  No CDSC is charged after these periods.  If you purchase Class C shares, you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase.  For a discussion of the Class B, M, X and C CDSC, see the Prospectus under “How to Buy Shares.”

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund before the transaction with the cost of investing in the Total Return Bond Fund after the Transaction.  They assume that you invest $10,000, that you receive a 5% return each year, and that the Funds’ total operating expenses remain the same.

Full Redemption – You would pay the following expenses, based on the above assumptions assuming that you redeem your shares at the end of each period:

Class A Shares

	1 Year	3 Years	5 Years	10 Years
Bond Fund	$656	$880	$1,112	$1,816
Total Return Bond Fund	$552	$779	$1,024	$1,725
Total Return Bond Fund (Projected after the Transaction)	$551	$776	$1,019	$1,714

Class B Shares

	1 Year	3 Years	5 Years	10 Years
Bond Fund	$683	$866	$1,074	$1,845
Total Return Bond Fund	$658	$789	$944	$1,667
Total Return Bond Fund (Projected after the Transaction)	$657	$786	$939	$1,656

Class C Shares

	1 Year	3 Years	5 Years	10 Years
Bond Fund	$283	$566	$974	$2,115
Total Return Bond Fund	$258	$489	$844	$1,845
Total Return Bond Fund (Projected after the Transaction)	$257	$486	$839	$1,833

Class L Shares

	1 Year	3 Years	5 Years	10 Years
Bond Fund	$681	$904	$1,146	$1,837
Total Return Bond Fund	$676	$900	$1,141	$1,833
Total Return Bond Fund (Projected after the Transaction)	$675	$897	$1,136	$1,822

Class M Shares

	1 Year	3 Years	5 Years	10 Years
Bond Fund	$783	$966	$1,174	$1,845
Total Return Bond Fund	$758	$889	$1,044	$1,667
Total Return Bond Fund (Projected after the Transaction)	$757	$886	$1,039	$1,656

Class X Shares

	1 Year	3 Years	5 Years	10 Years
Bond Fund	$783	$966	$1,274	$1,845
Total Return Bond Fund	$758	$889	$1,044	$1,667
Total Return Bond Fund (Projected after the Transaction)	$757	$886	$1,139	$1,656

No Redemption – You would pay the following expenses based on the above assumptions except that you do not redeem your shares at the end of each period:

Class A Shares

	1 Year	3 Years	5 Years	10 Years
Bond Fund	$656	$880	$1,122	$1,816
Total Return Bond Fund	$552	$779	$1,024	$1,725
Total Return Bond Fund (Projected after the Transaction)	$551	$776	$1,019	$1,714

Class B Shares

	1 Year	3 Years	5 Years	10 Years
Bond Fund	$183	$566	$974	$1,845
Total Return Bond Fund	$158	$489	$844	$1,667
Total Return Bond Fund (Projected after the Transaction)	$157	$486	$839	$1,656

Class C Shares

	1 Year	3 Years	5 Years	10 Years
Bond Fund	$183	$566	$974	$2,115
Total Return Bond Fund	$158	$489	$844	$1,845
Total Return Bond Fund (Projected after the Transaction)	$157	$486	$839	$1,833

Class L Shares

	1 Year	3 Years	5 Years	10 Years
Bond Fund	$681	$904	$1,146	$1,837
Total Return Bond Fund	$676	$900	$1,141	$1,833
Total Return Bond Fund (Projected after the Transaction)	$675	$897	$1,136	$1,822

Class M Shares

	1 Year	3 Years	5 Years	10 Years
Bond Fund	$183	$566	$974	$1,845
Total Return Bond Fund	$158	$489	$844	$1,667
Total Return Bond Fund (Projected after the Transaction)	$157	$486	$839	$1,656

Class X Shares

	1 Year	3 Years	5 Years	10 Years
Bond Fund	183	566	974	1,845
Total Return Bond Fund	158	489	844	1,667
Total Return Bond Fund (Projected after the Transaction)	157	486	839	1,656

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under “Total annual operating expenses” remain the same in the years shown.  These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary.  The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Performance

SP Bond Fund

12/31/2003		4.74%
12/31/2002		8.67%
12/31/2001		7.82%
12/31/2000		10.34%
12/31/1999		-1.12%
12/31/1998		7.67%
year to date (7/31/04) :		1.24%

Best quarter	5.64%	9/30/01	3rd quarter of 2001
Worst quarter	-2.05%	6/30/04	2nd quarter of 2004

Average annual total returns for the periods ended 7/31/2004

	1 year	5 year	since inception
Class L
return before taxes	5.42%	6.83%	6.14%
return after taxes on distributions	3.73%	4.71%	4.19%
return after taxes on distributions and sale of fund shares	3.80%	4.58%	4.08%
Class M
return before taxes	4.91%	6.34%	5.59%
Class C
return before taxes	4.79%	6.32%	5.58%
Class X
return before taxes	4.87%	6.19%	5.50%
Index
Lehman Government/Credit Index	4.84%	7.25%	6.75%
Lipper Corporate Debt A-Rated Funds Avg.	4.75%	6.36%	5.66%

inception: 7/28/97

SP Total Return Bond Fund

12/31/2003		6.16%
12/31/2002		9.16%
12/31/2001		7.08%
12/31/2000		10.78%
year to date (7/31/04) :		-3.47%

Best quarter	5.09%	12/31/01	4th quarter of 2001
Worst quarter	-0.27%	9/30/01	3rd quarter of 2001

Average annual total returns for the periods ended 7/31/2004

	1 year	since inception
Class A
return before taxes	0.95%	5.95%
return after taxes on distributions	-1.00%	3.76%	Pre-Liquidation (After-Tax)
return after taxes on distributions and sale of fund shares	0.76%	3.73%	Post-Liquidation (After-Tax)
Class B
return before taxes	0.20%	6.29%
Class C
return before taxes	4.18%	6.45%
Index
Lehman Government/Credit Index	4.84%	7.55%
Lipper Corporate Debt A-Rated Funds Avg.	4.75%	6.51%

inception: 11/3/1999

REASONS FOR THE TRANSACTION

The Directors/Trustees, including all of the Directors/Trustees who are not “interested persons” of the SP Mutual Funds or Style Specific Funds, respectively (the “Independent Directors”), have unanimously determined that the Transaction would be in the best interests of the shareholders of the Bond Fund and the Total Return Bond Fund, respectively, and that the interests of the shareholders of Bond and the Total Return Bond Fund would not be diluted as a result of the Transaction.  At a meeting held on September 1, 2004, the Independent Directors considered a number of factors, including the following:

•	the compatibility of the Funds’ investment objectives, policies and restrictions;

•	the relative past and current growth in assets and investment performance of the Funds and their respective future prospects for growth;

•	the relative expense ratios of the Funds and the impact of the proposed Transaction on the expense ratios;

•	the estimated costs of the Transaction, which will be borne pro rata by Funds;

•	the anticipated tax consequences of the Transaction with respect to each Fund and its shareholders;

•	the past and anticipated future inability of the Bond Fund to achieve satisfactory asset growth; and

•	the potential benefits of the proposed Transaction to the shareholders of each Fund, including long-term economies of scale.

At the September 1, 2004 meeting, the Investment Managers recommended the Transaction to the Independent Directors.  In recommending the Transaction, the Investment Managers advised the Independent Directors that the Funds have similar investment objectives, and similar policies and investment portfolios.  Moreover, the Investment Managers reported that the Funds have similar investment styles and that shareholders of Bond Fund would benefit because the management fee paid by shareholders of Total Return Bond Fund is significantly lower than the management fee paid by shareholders of Bond Fund.

The Investment Managers advised the Board that, as of September 30, 2003, the Bond Fund had attracted net assets of approximately $487.1 million, while the Total Return Bond Fund had assets of approximately $127.9 million at that date.  In addition, the Investment Managers advised the Board that the Bond Fund had higher total cost structures and higher expense ratios (before fee waivers or expense reimbursements) as compared to the Total Return Bond Fund.  Accordingly, by merging the Funds, the Bond Fund’s shareholders would enjoy a greater asset base over which fund expenses may be spread.  The Board considered the Investment Managers’ advice that if the merger is approved, shareholders of the Bond Fund, regardless of the class of shares they own, should realize an immediate reduction in both the net annual operating expenses and gross annual operating expenses (that is, without any waivers or reimbursements) paid on their investment, although there can be no assurance that operational savings will be realized.  The Board also considered that, in the opinion of counsel, the exchange of shares pursuant to the Transaction would not result in a taxable gain or loss for U.S. federal income tax purposes for shareholders.   The Board was advised that the expenses associated with the solicitation of proxies would be borne pro rata by the Funds.

The Board, including a majority of the Independent Directors/Trustees, unanimously concluded that the Transaction is in the best interests of the shareholders of the Bond Fund and the Total Return Bond Fund, respectively, and that no dilution of value would result to the shareholders of the Bond Fund or the Total Return Bond Fund from the Transaction.  Consequently, the Board approved the Plan and recommended that shareholders of the Bond Fund vote to approve the Transaction.

For the reasons discussed above, the Board of Directors unanimously recommends that you vote FOR the Plan.

If shareholders of the Bond Fund do not approve the Plan, the Board will consider other possible courses of action for the Bond Fund, including, among others, consolidation of the Bond Fund with one or more funds of the SP Mutual Funds other than the Total Return Bond Fund or unaffiliated funds.  In the event that the shareholders of the Bond Fund do not approve the plan, the Investment Managers may consider recommending to the Board and shareholders the liquidation of the Bond Fund in light of its past and anticipated future inability to attract sufficient assets to support long-term viability.  A liquidation of the Bond Fund would result in taxable gains or losses for most shareholders of the Bond Fund.

INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

If shareholders of the Bond Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the Company on behalf of the Bond Fund and the Total Return Bond Fund, including the preparation of certain documents.  SP Mutual Funds will determine a specific date for the actual Transaction to take place.  This is called the “closing date.”  If the shareholders of the Bond Fund do not approve the Plan, the Transaction will not take place and the Board will consider alternative courses of actions, as described above.

If the shareholders of the Bond Fund approve the Plan, the Bond Fund will deliver to the Total Return Bond Fund substantially all of its assets on the closing date.  As a result, shareholders of the Bond Fund will beneficially own shares of the Total Return Bond Fund that, as of the date of the exchange, have a value equal to the dollar value of the assets delivered to the Total Return Bond Fund.  The stock transfer books of the Bond Fund will be permanently closed on the closing date.  Requests to transfer or redeem assets allocated to the Bond Fund may be submitted at any time before the close of the NYSE on the closing date and requests that are received in proper form prior to that time will be effected prior to the closing.

To the extent permitted by law, the Company may amend the Plan without shareholder approval.  It may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval by shareholders of the Bond Fund.

Expenses of the Transaction

The expenses resulting from the Transaction will be paid pro rata by the Funds.  The portfolio securities of the Bond Fund will be transferred in-kind to the Total Return Bond Fund.  Accordingly, the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

The Transaction is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under the Code.  It is a condition to each Fund’s obligation to complete the Transaction that the Funds will have received an opinion from Shearman & Sterling LLP, based upon representations made by each Fund, and upon certain assumptions, substantially to the effect that:

1.  The acquisition by the Total Return Bond Fund of the assets of the Bond Fund in exchange solely for voting shares of the Total Return Bond Fund and the assumption by the Total Return Bond Fund of the liabilities, if any, of the Bond Fund, followed by the distribution of the Total Return Bond Fund shares received by the Bond Fund pro rata to its shareholders, will constitute a “reorganization” within the meaning of Section 368(a)(1)

of the Code, and the Total Return Bond Fund and the Bond Fund each will be “a party to a “reorganization” within the meaning of Section 368(b) of the Code;

2.  The shareholders of the Bond Fund will not recognize a gain or loss upon the exchange of all of their shares of the Bond Fund solely for shares of the Total Return Bond Fund, as described in this combined Prospectus/Proxy Statement and the Plan;

3.  No gain or loss will be recognized by the Bond Fund upon the transfer of its assets to the Total Return Bond Fund in exchange solely for voting shares of the Total Return Bond Fund and the assumption by the Total Return Bond Fund of the liabilities, if any, of the Bond Fund.  In addition, no gain or loss will be recognized by the Bond Fund on the distribution of such shares to the shareholders of the Bond Fund in liquidation of the Bond Fund;

4.  No gain or loss will be recognized by the Total Return Bond Fund upon the acquisition of the assets of the Bond Fund in exchange solely for voting shares of the Total Return Fund and the assumption of the liabilities, if any, of the Bond Fund;

5.  Total Return Bond Fund’s tax basis for the assets acquired from the Bond Fund will be the same as the tax basis of these assets when held by the Bond Fund immediately before the transfer, and the holding period of such assets acquired by the Total Return Bond Fund will include the holding period of such assets when held by the Bond Fund;

6.  Bond Fund’s shareholders’ tax basis for the shares of the Total Return Bond Fund received by them pursuant to the reorganization will be the same as their tax basis in the Bond Fund shares exchanged therefor; and

7.  The holding period of the Total Return Bond Fund shares received by the shareholders of the Bond Fund will include the holding period of their Bond Fund shares exchanged therefor, provided such Bond Fund shares were held as capital assets on the date of the exchange.

An opinion of counsel is not binding on the IRS or the courts.  If the Transaction is consummated but fails to qualify as a “reorganization” within the meaning of Section 368 of the Code, the Transaction would be treated as a taxable sale of assets by the Bond Fund to the Total Return Bond Fund followed by a taxable liquidation of the Bond Fund and the shareholders of the Bond Fund would recognize taxable gains or losses equal to the difference between their adjusted tax basis in the shares of the Bond Fund and the shares of the Total Return Bond Fund received in exchange therefor.  Shareholders of the Bond Fund should consult their tax advisers regarding the tax consequences to them of the Transaction in light of their individual circumstances. In addition, because the foregoing discussion relates only to the U.S. federal income tax consequences of the Transaction, shareholders also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of the Transaction.

Characteristics of the Total Return Bond Fund shares

Style Specific Funds, of which Total Return Bond Fund is a series, was formed in Delaware on July 8, 1999.  It is registered with the Commission as an open-end management investment company.  Style Specific Funds is authorized to is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six series and three classes, designated Class A, Class B and Class C shares.  Total Return Bond Fund does not currently offer Class L, Class M or Class X shares. If the transaction is approved, Total Return Bond Fund will create Class L, Class M and Class X share classes to accommodate shareholders of Class L, Class M and Class X, respectively, of the Bond Fund who will become shareholders of Total Return Bond Fund.  The proposed Class L, M and X shares will be available only for exchanges with the same class of shares in other existing funds in the mutual fund complex.  These share classes will be closed to new or subsequent purchases.

Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that:

•        each class is subject to different sales charges and distribution and/or service (12b-1);

•        each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of that class differ from the interests of any other class;

•        each class has a different exchange privilege; and

•        Class B, Class M and Class X shares will have a conversion feature whereby Class B, Class M and Class X shares will automatically convert to Class A shares at the end of six years (Class B shares), eight years (Class M shares) and ten years (Class X shares, or eight years for Class X shares purchased before August 19, 1998), respectively, after the original purchase of shares.

Shares of Total Return Bond Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder.  Except for the conversion feature applicable to Class B shares, there are no conversion, preemptive or other subscription rights.  The voting and dividend rights, the right of redemption and the privilege of exchange are described in Total Return Bond Fund’s Prospectus.

Style Specific Funds, of which Total Return Bond Fund is a series, does not intend to hold annual meetings of shareholders.  There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, and the Investment Company Act requires a meeting of shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees.  Shareholders of record of two-thirds of the outstanding shares of Style Specific Funds may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose.  The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee, when requested in writing to do so by the shareholders of record holding at least ten percent (10%) of the outstanding shares entitled to vote

Shares of the Total Return Bond Fund will be distributed to shareholders of the Bond Fund and will have the same legal characteristics as the shares of the Bond Fund with respect to such matters as assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction

The following table sets forth, as of July 31, 2004, the capitalization of shares of the Bond Fund, and the Total Return Bond Fund.  The table also shows the projected capitalization of the Total Return Bond Fund shares as adjusted to give effect to the proposed Transaction.  The capitalization of the Total Return Bond Fund is likely to be different when the Transaction is consummated.

Class A

	Bond Fund	Total Return Bond Fund	Adjustments	Total Return Bond Fund Projected after Transaction
				(unaudited)

Net assets	$11,980,838	$24,280,279	—	$36,261,117

Total shares outstanding	1,125,902	2,306,326	$12,129	3,444,357

Net asset value per share	$10.64	$10.53	—	$10.53

Class B

	Bond Fund	Total Return Bond Fund	Adjustments	Total Return Bond Fund Projected after Transaction
				(unaudited)

Net assets	$666,608	$50,907,683	—	$51,574,291

Total shares outstanding	63,250	4,835,435	$67	4,898,752

Net asset value per share	$10.54	$10.53	—	$10.53

Class C

	Bond Fund	Total Return Bond Fund	Adjustments	Total Return Bond Fund Projected after Transaction
				(unaudited)

Net assets	$56,665,484	$29,389,968	—	$86,055,452

Total shares outstanding	5,385,701	2,791,976	$(2,617)	8,175,060

Net asset value per share	$10.52	$10.53	—	$10.53

Class L*

	Bond Fund	Total Return Bond Fund	Adjustments	Total Return Bond Fund Projected after Transaction
				(unaudited)

Net assets	$62,523,111	—	—	$62,523,111

Total shares outstanding	5,879,274	—	$59,648	5,938,922

Net asset value per share	$10.63	—	—	$10.53

Class M*

	Bond Fund	Total Return Bond Fund	Adjustments	Total Return Bond Fund Projected after Transaction
				(unaudited)

Net assets	$186,573,067	—	—	$186,573,067

Total shares outstanding	17,726,788	—	$(2,797)	17,723,991

Net asset value per share	$10.52	—	—	$10.53

Class X*

	Bond Fund	Total Return Bond Fund	Adjustments	Total Return Bond Fund Projected after Transaction
				(unaudited)

Net assets	$29,388,712	—	—	$29,388,712

Total shares outstanding	2,788,604	—	$3,253	2,791,857

Net asset value per share	$10.54	—	—	$10.53

* Total Return Bond Fund does not currently offer Class L, Class M or Class X shares. If the transaction is approved, Total Return Bond Fund will create Class L, ClassM and Class X share classes to accommodate shareholders of Class L, Class M and Class X, respectively, of the Bond Fund who will become shareholders of Total Return Bond Fund.  The proposed Class L, M and X shares will be available only for exchanges with the same class of shares in other existing funds in the mutual fund complex.  These share classes will be closed to new or subsequent purchases.

VOTING INFORMATION

Required Vote

Shareholders of record of the Bond Fund on the Record Date will be entitled to vote at the Meeting.  On the Record Date, there were                 shares of the Bond Fund issued and outstanding.

The presence in person or by proxy of the holders of a majority of the outstanding shares of the Bond Fund entitled to be voted at the Meeting is required to constitute a quorum of the Bond Fund at the Meeting.  Shares beneficially held by shareholders present in person or represented by proxy at the Meeting will be counted for the purpose of calculating the votes cast on the issues before the Meeting.  If a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of capital stock of the Bond Fund outstanding and entitled to vote thereon is necessary to approve the Plan.  Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of the Bond Fund held at the close of business on the Record Date.

Shares held by shareholders present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Meeting.  An abstention by a shareholder, either by proxy or by vote in person at a Meeting, is not a vote cast, and will thus have no effect on the outcome of the vote. Under existing NYSE rules, it is not expected that brokers will be permitted to vote Bond Fund shares in their discretion.  In addition, there is only one proposal being presented for a shareholder vote.  As a result, the Funds do not anticipate any broker non-votes.  The SP Mutual Funds will forward proxy materials to record owners for any beneficial owners that such record owners may represent.

Shareholders having more than one account in the Bond Fund generally will receive a single proxy statement and a separate proxy card for each account, including separate proxy cards.  It is important to mark, sign, date and return all proxy cards received.

In the event that sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.  Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy.  The persons named as proxies will vote those proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

How to vote

You can vote your shares in any one of four ways:

•     By mail, with the enclosed proxy card.

•     In person at the Meeting.

•    By phone

•    Over the Internet

If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Solicitation of voting instructions

Voting instructions will be solicited principally by mailing this Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the SP Mutual Funds.  In addition, the SP Mutual Funds has engaged Georgeson Shareholder Communications, Inc. (“Georgeson”), a professional proxy solicitation firm, to assist in the solicitation of proxies.  As the Meeting date approaches, you may receive a phone call from a representative of Georgeson if the SP Mutual Funds has not yet received your vote.  Georgeson may ask you for authority, by telephone, to permit Georgeson to execute your voting instructions on your behalf.

PRINCIPAL HOLDERS OF SHARES

The table below sets forth, as of the Record Date, each shareholder that owns of record more than 5% of any class of the Bond Fund.

Fund and Share Class	Beneficial Owner Name*	Address	Percent Ownership

*As defined by the Commission, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of the Record Date, the officers and Directors of the SP Mutual Funds, as a group, beneficially owned less than 1% of the outstanding voting shares of the Bond Fund.

ADDITIONAL INFORMATION ABOUT SP MUTUAL FUNDS, STYLE SPECIFIC FUNDS AND THE FUNDS

The Total Return Bond Fund is a series of the Style Specific Funds, which is an open-end management investment company registered with the SEC under the Investment Company Act.  Each Fund is, in effect, a separate mutual fund.  Shareholders of the respective Funds have the same right with regards to notice of shareholder meetings, as provided in the Charter and By-Laws of SP Mutual Funds or the Agreement and Declaration of Trust and By-Laws of Style Specific Funds except to the extent that matters affecting only one fund need only be voted on by that fund.  Detailed information about Style Specific Funds and the Total Return Bond Fund is contained in the Prospectus for the Fund, which is attached with and considered a part of this Proxy Statement.  Additional information about the Total Return Bond Fund is included in the Fund’s Statement of Additional Information (“SAI), dated November 22, 2004, and information about the Style Specific Fund and the Total Return Bond Fund is included in the Total Return Bond Fund’s SAI, dated November 22, 2004 each of which has been filed with the SEC and is incorporated into the SAI relating to this Proxy Statement.

A copy of the SP Mutual Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2003 is incorporated by reference into this Proxy Statement.  A copy of the Style Specific Fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2004 is incorporated by reference into this Proxy Statement.  You may request a free copy of the Style Specific Funds’ Annual Report to Shareholders for the fiscal year ended July 31, 2004, by calling 1-800-752-6342 or by writing to the SP Mutual Funds at One Corporate Drive, P.O. Box 883, Shelton, CT 06484 or Style Specific Funds at 100 Mulberry Street, Gateway Center 3, Newark, NJ, 07102.

The SP Mutual Funds, on behalf of the Bond Fund, and Style Specific Funds, on behalf of the Total Return Bond Fund, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act.  These materials can be inspected and copied at: the SEC’s Public Reference Room at 450 Fifth Street NW, Washington, DC  20549.  Also, copies of such material can be obtained from the SEC’s Public Reference Section, Washington, DC 20549-6009, upon payment of prescribed fees, or from the SEC’s Internet address at http://www.sec.gov.

MISCELLANEOUS

Legal Matters

Certain matters of Delaware law relating to the validity of shares of Total Return Bond Fund to be issued pursuant to the Plan will be passed upon by Morris, Nichols, Arsht & Tunnell, special Delaware counsel to the Style Specific Funds.

Independent Registered Public Accounting Firm

The audited financial statements of Bond Fund, incorporated by reference into the Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Reports to Shareholders for the fiscal year ending October 31, 2003.  These financial statements have been so incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in auditing and accounting.

The audited financial statements of Total Return Bond Fund, incorporated by reference into the Statement of Additional Information, have been audited by KPMG LLP, independent registered public accounting firm, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ending July 31, 2004.  These financial statements have been so incorporated by reference in reliance on the reports of KPMG LLP given on the authority of said firm as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise the Bond Fund, care of Prudential Investment Management Services LLC, Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the shares.

SHAREHOLDER PROPOSALS

The SP Mutual Funds is not required to hold and will not ordinarily hold annual shareholders’ meetings.  The Board of Directors may call special meetings of the shareholders for action by shareholder vote as required by the Investment Company Act or the SP Mutual Fund’s governing documents.

Pursuant to rules adopted by the SEC, a shareholder may include in proxy statements relating to annual and other meetings of the shareholders of the Company certain proposals for shareholder action which he or she intends to introduce at such special meetings; provided, among other things, that such proposal is received by the SP Mutual Funds a reasonable time before a solicitation of proxies is made for such meeting.  Timely submission of a proposal does not necessarily mean that the proposal will be included.

The Board of Directors intends to bring before the Meeting the matter set forth in the foregoing Notice.  The Directors do not expect any other business to be brought before the Meeting.  If, however, any other matters are properly presented to the Meeting for action, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment.  A shareholder executing and returning a proxy may revoke it at any time prior to its exercise by written notice of such revocation to the Secretary of the SP Mutual Funds, by execution of a subsequent proxy, or by voting in person at the Meeting.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A

Form of Plan of Reorganization by Strategic Partners Mutual Funds, Inc. on behalf of the Strategic Partners Bond Fund and by Strategic Partners Style Specific Funds on behalf of the Strategic Partners Total Return Bond Fund (attached)

B	Prospectus for the Strategic Partners Total Return Bond Fund of the Strategic Partners Style Specific Funds, dated November 22, 2004 (enclosed)

C	Strategic Partners Style Specific Funds’ Annual Report to Shareholders for fiscal year ended July 31, 2004 (enclosed)

D	Strategic Partners Style Specific Funds’ Semi-Annual Report to Shareholders dated January 31, 2004 (enclosed)

EXHIBIT A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is made as of this          day of              , 2005 by Strategic Partners Mutual Funds, Inc. (the “SP Mutual Funds”), a corporation organized under the laws of the State of Maryland with its principal place of business at One Corporate Drive, Shelton, Connecticut 06484, on behalf of Strategic Partners Bond Fund (the “Acquired Fund”), a series of SP Mutual Funds, and Strategic Partners Style Specific Funds (the “Style Specific Funds”), a statutory trust organized under the laws of the State of Delaware with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, on behalf of the Strategic Partners Total Return Bond Fund (the “Acquiring Fund”), a series of the Style Specific Funds. Together, the Acquiring Fund and Acquired Fund are referred to as the “Funds,” and Style Specific Funds and SP Mutual Funds are referred to as the “Companies”.

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by the Acquiring Fund, of substantially all of the property, assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, if any, in exchange solely for full and fractional shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by the Style Specific Funds on behalf of the Acquiring Fund and the SP Mutual Funds on behalf of the Acquired Fund:

1.             Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

(a)           Subject to the terms and conditions of this Plan, the SP Mutual Funds on behalf of the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund’s then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to (i) pay the costs and expenses in carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder); (ii) discharge its unpaid liabilities on its books at the closing date (as defined in section 3, hereinafter the “Closing Date”), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Directors of the SP Mutual Funds shall reasonably deem to exist against the Acquired Fund, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on the Acquired Fund’s books (hereinafter “Net Assets”).  [The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.]

(b)           Subject to the terms and conditions of this Plan, the Style Specific Funds on behalf of the Acquiring Fund shall at the Closing deliver to the Acquired Fund the number of Acquiring Fund Shares, determined by dividing the net asset value per share of the shares of the Acquired Fund (“Acquired Fund Shares”) on the Closing Date by the net asset value per share of the Acquiring Fund Shares, and multiplying the result thereof by the number of outstanding Acquired Fund Shares as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(c)           Immediately following the Closing, the Acquired Fund shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to this Section 1 and then shall terminate and dissolve.  Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Style Specific Funds relating to the Acquiring Fund and noting in such accounts the type and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective holdings of the Acquired Fund as of the close of business on the Closing Date.  Fractional Acquiring Fund Shares shall be carried to the third decimal place.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange.  All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund.

2.             Valuation.

(a)           The value of the Acquired Fund’s Net Assets to be transferred to the Acquiring Fund hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the “Valuation Time”) using the valuation procedures set forth in SPMF’s currently effective prospectus.

(b)           The net asset value of a share of the Acquiring Fund shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the SPMF’s currently effective prospectus.

(c)           The net asset value of a share of the Acquired Fund shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the SPMF’s currently effective prospectus.

3.             Closing and Closing Date.

The consummation of the transactions contemplated hereby shall take place at the Closing (the “Closing”).  The date of the Closing (the “Closing Date”) shall be on or about                 , or such earlier or later date as determined by the parties hereto. The Closing shall take place at the principal office of              at 5:00 P.M. Eastern time on the Closing Date. The SP Mutual Funds on behalf of the Acquired Fund shall have provided for delivery as of the Closing a list of the Acquired Fund’s Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring Fund’s Custodian [Prudential Mutual Fund Services Inc.].  Also, the SP Mutual Funds on behalf of the Acquired Fund shall produce at the Closing, or as soon as possible thereafter, a list of names and addresses of the shareholders of record of the Acquired Fund Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President or Vice-President to the best of its or his or her knowledge and belief.  The Style Specific Funds on behalf of the Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund’s account on the Closing Date to the Secretary of the SP Mutual Funds, or shall provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been registered in an account on the books of the Acquiring Fund in such manner as the SP Mutual Funds on behalf of Acquired Fund may request.

4.             Representations and Warranties by the SP Mutual Funds on behalf of the Acquired Fund.

The SP Mutual Funds makes the following representations and warranties about the Acquired Fund:

(a) The Acquired Fund is a series of the SP Mutual Funds, a corporation organized under the laws of the State of Maryland and validly existing and in good standing under the laws of that jurisdiction.  The SP Mutual Funds is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company and all of the Acquired Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”).

(b)           The financial statements appearing in the SP Mutual Funds Annual Report to Shareholders for the fiscal year ended October 31, 2003, audited by PricewaterhouseCoopers LLP, and the financial statements appearing in the SP Mutual Funds Semi-Annual Report to Shareholders for the period ended April 30, 2004, fairly present the financial position of the Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(c)           The SP Mutual Funds has the necessary power and authority to conduct the Acquired Fund’s business as such business is now being conducted.

(d)           The SP Mutual Funds on behalf of the Acquired Fund is not a party to or obligated under any provision of the SP Mutual Funds’ Amended and Restated Charter or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(e)           The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)            The Acquired Fund has elected to be treated as a regulated investment company (a “RIC”) for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and the Acquired Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date.  The consummation of the transactions contemplated by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

(g)           The Acquired Fund, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.             Representations and Warranties by the Style Specific Funds on behalf of the Acquiring Fund.

The Style Specific Funds makes the following representations and warranties about the Acquiring Fund:

(a)           The Acquiring Fund is a series of the Style Specific Funds, a statutory trust formed under the laws of the State of Delaware and validly existing and in good standing under the laws of that jurisdiction.  The Style Specific Funds is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”).

(b)           The Style Specific Funds on behalf of the Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest’s Acquiring Fund shares, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

(c)           At the Closing, Acquiring Fund Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are presently eligible for offering to the public, and there are a sufficient number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(d)           The financial statements appearing in Style Specific Funds’ Annual Report to Shareholders for the fiscal year ended July 31, 2004, audited by KPMG LLP, independent registered public accounting firm, and the financial statements appearing in the Style Specific Funds’ Semi-Annual Report to Shareholders for the period ended January 31, 2004, fairly present the financial position of the Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(e)           The Style Specific Funds has the necessary power and authority to conduct the Acquiring Fund’s business as such business is now being conducted.

(f)            The Style Specific Funds on behalf of the Acquiring Fund is not a party to or obligated under any provision of the Style Specific Funds’ Agreement and Declaration of Trust or By-Laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(g)           The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Subchapter M of the Code, and the Acquiring Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

6.             Representations and Warranties by the Style Specific Funds and SP Mutual Funds (each a Company) on behalf of the Total Return Bond Fund and Bond Fund, respectively

The Style Specific Funds and SP Mutual Funds make the following representations and warranties about the Total Return Bond Fund and Bond Fund respectively

(a)           The statement of assets and liabilities to be created by each Company for each respective Fund as of the Valuation Time for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to

Section 1 of this Plan will accurately reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b)           At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in “(a)” above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c)           Except as may be disclosed in each Company’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

(d)           There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

(e)           The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of each Company’s Board of Directors, or Trustees, as applicable, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(f)            Each Company anticipates that consummation of this Plan will not cause either of the Funds to fail to comply with the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

(g)           The Style Specific Funds and SP Mutual Funds each have the necessary power and authority to conduct the business of the Total Return Bond Fund and Bond Fund, respectively, as such business is now being conducted.

7.             Intentions of the Style Specific Funds & SP Mutual Funds on behalf of the Funds.

(a)           The Companies intend to operate each Fund’s respective business as presently conducted between the date hereof and the Closing.

(b)           The SP Mutual Funds intends that the Acquired Fund will not acquire the Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund’s shareholders.

(c)           The SP Mutual Funds on behalf of the Acquired Fund intends, if this Plan is consummated, to liquidate and dissolve the Acquired Fund.

(d)           The SP Mutual Funds intends that, by the Closing, all of the Bond Fund’s Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(e)           At the Closing, the SP Mutual Funds on behalf of the Acquired Fund intends to have available a copy of the shareholder ledger accounts, certified by the SP Mutual Funds’ transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief, for all the shareholders of record of Acquired Fund Shares as of the Valuation Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

(f)            The SP Mutual Funds intends to mail to each shareholder of record of the Acquired Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)           The Style Specific Funds intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder (“Registration Statements”), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.  At the time the Registration Statement becomes effective, it will:  (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the shareholders’ meeting of the Acquired Fund, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.             Conditions Precedent to be Fulfilled by the Companies on behalf of the Funds.

The consummation of the Plan with respect to the Acquiring Fund and the Acquired Fund shall be subject to the following conditions:

(a)           That:  (i) all the representations and warranties contained herein concerning the Funds shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by the Companies on behalf of the Funds shall occur prior to the Closing; and (iii) the Companies shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)           That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Directors/Trustees of the SP Mutual Funds and Style Specific Funds on behalf of the Bond Fund and Total Return Bond Fund, respectively.

(c)           That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

(d)           That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)           That a distribution or distributions shall have been declared for each Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

(f)            SP Mutual Funds shall have received on the Closing Date a favorable opinion from (i) Morris, Nichols, Arsht & Tunnell special Delaware counsel to SP Style Specific Funds, with respect to items in this section that relate to matters of Delaware law, and (ii) Shearman & Sterling LLP, counsel to Acquiring Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)           SP Style Specific Funds is a statutory trust duly formed and validly existing under the laws of the State of Delaware with requisite statutory trust power under its Declaration of Trust, to the knowledge of such counsel, to own all of its properties and assets and to carry on its business as described in its current prospectus, and the Acquiring Fund has been duly established in accordance with the terms of SP Style Specific Funds’ Declaration of Trust as a separate series of SP Style Specific Funds;

(2)           This Plan has been duly authorized and executed by SP Style Specific Funds, on behalf of the Acquiring Fund and, when delivered, assuming due authorization, execution and delivery of the Plan by SP Mutual Funds on behalf of the Acquired Fund, is and constitutes a valid and legally binding obligation of SP Style Specific Funds and the Acquiring Fund, enforceable against the assets of the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Delaware law to govern this Plan;

(3)           The Acquiring Fund Shares to be issued and distributed to the shareholders of the Acquired Fund under this Plan, assuming their due authorization and delivery as contemplated by this Plan, and upon delivery against transfer of the Acquired Fund’s Net Assets, will be validly issued and fully paid and non-assessable, and, under the Amended and Restated Declaration of Trust and the Delaware Statutory Trust Act, no shareholder of Acquiring Fund has any pre-emptive right to subscribe therefor or purchase such shares;

(4)           The execution and delivery of the Plan did not and the performance of this Plan by SP Style Specific Funds of its obligations hereunder will not violate any provision of SP Style Specific Funds’ Declaration of Trust or By-laws, or result in a breach of (a) the Management Agreement, dated       , between        and       , (b) the Custodian Contract, dated       , between       and       , (c) the Distribution Agreement, dated       , between        and       , and (d) the

Transfer Agency and Service Agreement, dated       , between        and       , except where such violation, default or breach would not have a material adverse effect on the Acquiring Fund;

(6)           To the knowledge of such counsel, no consent, approval, authorization, filing or order of any governmental authority is required for the consummation by SP Style Specific Funds of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state Blue Sky or securities laws as to which such counsel may state that they express no opinion;

(7)           SP Style Specific Funds has been registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

(8)           Such counsel knows of no litigation or government proceeding instituted or threatened against SP Style Specific Funds Funds, involving Acquiring Fund, that would be required to be disclosed in its registration statement on Form N-1A and is not so disclosed.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of SP Style Specific Funds with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of SP Style Specific Funds Funds.

(g)           SP Style Specific Funds shall have received on the Closing Date a favorable opinion from (1) Piper Rudnick, LLP, special counsel to SP Mutual Funds, with respect to items in this section that relate to matters of Maryland law, and (ii) Shearman & Sterling LLP, counsel to Acquired Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)           SP Mutual Funds is a corporation duly organized and validly existing under the laws of the state of Maryland with power under its Charter to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted and the Acquired Fund has been duly established in accordance with the terms of SP Mutual Funds’ Charter as a separate series of SP Mutual Funds;

(2)           This Plan has been duly authorized, executed and delivered by SP Mutual Funds on behalf of the Acquired Fund and, assuming due authorization, execution and delivery of the Plan by SP Style Specific Funds, on behalf of the Acquiring Fund, is and constitutes a valid and legally binding obligation of SP Mutual Funds and the Acquired Fund enforceable against the assets of the Acquired Fund, in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’

rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Delaware law to govern this Plan;

(3)           All actions required to be taken by SP Mutual Funds and the Acquired Fund to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of SP Mutual Funds and the Acquired Fund;

(4)           The execution and delivery of the Plan did not and the performance of this Plan by SP Mutual Funds of its obligations hereunder will not, violate any provision of SP Mutual Funds’ Charter or By-laws, or result in a default or breach of (a) the Management Agreement, dated       , between        and       , (b) the Custodian Contract, dated       , between        and       , (c) the Distribution Agreement, dated       , between        and       , and (d) the Transfer Agency and Service Agreement, dated       , between        and       , except where such violation, default or breach would not have a material adverse effect on the Acquired Fund;

(5)           To the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority is required for the consummation by SP Mutual Funds of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may he required under state Blue Sky or securities laws as to which such counsel may state that they express no opinion;

(6)           Such counsel knows of no litigation or government proceeding instituted or threatened against SP Mutual Funds, involving Acquired Fund, that would be required to be disclosed in its registration statement on Form N-1A and is not so disclosed:

(7)           SP Mutual Funds has been registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of SP Mutual Funds with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of SP Mutual Funds.

(h)           That there shall be delivered to the Companies on behalf of each Fund an opinion in form and substance satisfactory to it from Shearman & Sterling LLP, counsel to the Companies, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)           Acquiring Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Style Specific Funds, on behalf of the Acquiring Fund;

(2)           All actions required to be taken by each Company and/or its respective Fund to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Companies and the Funds;

(3)           Neither the execution, delivery nor performance of this Plan by the Companies violates any provision of either Company’s Amended and Restated Charter, Agreement and Declaration of Trust or By-Laws, as applicable, or the provisions of any agreement or other instrument known to such counsel to which either Company is a party or by which the Funds are otherwise bound; this Plan is the legal, valid and binding obligation of either Company and each Fund and is enforceable against the Companies and/or each Fund in accordance with its terms; and

(4)           Style Specific Fund’s registration statement, of which the prospectus dated November 22, 2004 relating to Total Return Bond Fund (the “Prospectus”) is a part, is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel’s attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Companies with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Funds.

(i)            That there shall be delivered to the Companies on behalf of the Funds an opinion in form and substance satisfactory to it from Shearman & Sterling LLP, tax counsel to the Companies, to the effect that, the acquisition by Acquiring Fund of the assets of Acquired Fund in exchange solely for voting shares of Acquiring Fund and the assumption by Acquiring Fund of Acquired Fund’s liabilities, if any, followed by the distribution of Acquiring Fund’s voting shares received by Acquired Fund pro rata to its shareholders, as a liquidating distribution and constructively in exchange for their Acquired Fund shares, will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code, and Acquired Fund and Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Internal Revenue Code.

(j)            That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale by the Acquiring Fund with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

9.             Expenses.

(a)           Each Company represents and warrants that there are no broker or finders’ fees payable by it in connection with the transactions provided for herein.

(b)           The expenses of entering into and carrying out the provisions of this Plan shall be borne pro rata by the Funds.

10.          Termination; Postponement; Waiver; Order.

(a)           Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of an Acquired Fund) prior to the Closing or the Closing may be postponed by either Company on behalf of a Fund by resolution of the Board of Directors/Trustees, if circumstances develop that, in the opinion of the Board, or the Trustees, as applicable, make proceeding with the Plan inadvisable.

(b)           If the transactions contemplated by this Plan have not been consummated by                , the Plan shall automatically terminate on that date, unless a later date is agreed to by the Companies on behalf of the relevant Funds.

(c)           In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Fund or Acquired Fund, and neither the Companies, the Acquiring Fund nor the Acquired Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)           At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by a Company’s Board of Directors/Trustees if, in the judgment of such Board of Directors/Trustees, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)           The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither Company nor any of its officers, directors, trustees, agents or shareholders nor the Funds nor any of their shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, director, trustee, agent or shareholder of any of the Funds or Companies against any liability to the entity for which that officer, director, trustee, agent or shareholder so acts or to any of the Company’s shareholders to which that officer, director, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)            If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of the SP Mutual Funds on behalf of the Bond Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Acquired Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the SP Mutual Funds on behalf of the Acquired Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.          Entire Plan and Amendments.

This Plan embodies the entire plan of the Companies on behalf of the Funds and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Plan may be amended only by either Company on behalf of a Fund in writing.  Neither this Plan nor any interest herein may be assigned without the prior written consent of each Company on behalf of the Fund corresponding to the Fund making the assignment.

12.          Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the SP Mutual Funds at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.          Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

IN WITNESS WHEREOF, Strategic Partners Mutual Funds, Inc., on behalf Strategic Bond Fund, and Strategic Partners Style Specific Funds on behalf of Strategic Partners Total Return Bond Fund have executed this Plan by their duly authorized officers, all as of the date and year first-above written.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.
on behalf of
Strategic Partners Bond Fund

Attest:	By:

Title:

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
on behalf of
Strategic Partners Total Return Bond Fund

Attest:	By:

Title:

EXHIBIT B

PROSPECTUS DATED NOVEMBER 22, 2004

The Prospectus for the Strategic Partners Total Return Bond Fund of the Strategic Partners Style Specific Funds dated November 22, 2004, is part of this Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

EXHIBIT C

ANNUAL REPORT DATED JULY 31, 2004

Strategic Partners Style Specific Funds’ Annual Report to Shareholders for the fiscal year ended on July 31, 2004, is part of this Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

EXHIBIT D

SEMI-ANNUAL REPORT DATED JANUARY 31, 2004

The Semi-Annual Report to Shareholders for Strategic Partners Style Specific Funds, Inc. dated January 31, 2004 is part of this Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

PRO FORMA STATEMENT OF INVESTMENTS FOR THE MERGER OF THE STRATEGIC PARTERS BOND FUND WITH THE STRATEGIC PARTNERS TOTAL RETURN BOND FUND

AS OF JULY 31, 2004

	Principal Amount / Par (000)					Value (Note 1)
	(Unaudited) Strategic Partners Bond Fund	Strategic Partners Total Return Bond Fund	Unaudited Pro-forma adjustments	(Unaudited) Pro-Forma Combined Strategic Partners Total Return Bond Fund		(Unaudited) Strategic Partners Bond Fund	Strategic Partners Total Return Bond Fund	Unaudited Pro-forma adjustments	(Unaudited) Pro-forma CombinedStrategic Partners Total Return Bond Fund
Moody's Rating				Principal Amount	Description
					Long-Term Investments
					Corporate Bonds
					Airlines
					United Air Lines,
Caa2		$300		$300	9.21%, 1/21/17		$119,886		$119,886.00

					Automobiles & Trucks
					DaimlerChrysler NA Holding Corp.
A3		1,100		1,100	7.40%, 1/20/05		1,126,004		1,126,004
					DaimlerChrysler NA Holding Corp., Gtd. Notes
A3	$200			200	1.679%, 08/02/04 (c)	$200,000			200,000
A3	5,000			5,000	1.57%, 08/16/04 (c)	4,999,559			4,999,559

					Banking
					Citigroup, Inc.
Aa1		JPY 3,000		JPY 3,000	1.275%, 12/28/04		27,035		27,035
					European Investment Bank
Aaa		JPY 21,000		JPY 21,000	0.88%, 11/8/04		188,838		188,838

					Financial - Bank & Trust
					Bank of America Corp., Sr. Notes
Aa2	4,000			$4,000	1.72%, 08/26/05 (c)	4,003,856			4,003,856

					Financial Services
					AIG Sunamerica
Aaa		JPY 77,000		JPY 77,000	1.20%, 1/26/05		694,139		694,139
					Bear Stearns Cos., Inc., F.R.N.
A2		$400		$400	1.83%, 11/30/04		400,570		400,570
					Ford Motor Credit Corp.,
A3		500		500	6.75%, 5/15/05		514,469		514,469
A3		900		900	7.50%, 3/15/05		927,356		927,356
					General Motors Acceptance Corp.,
A2		1,000		1,000	6.875%, 9/15/11		1,026,567		1,026,567
					General Motors Nova Scotia Finance Co.,
A3		1,000		1,000	6.85%, 10/15/08		1,050,221		1,050,221
					Quest Capital Funding, Inc.,
Caa2		200		200	7.00%, 8/3/09		176,000		176,000
Caa2	717	200		917	7.25%, 2/15/11	620,205	172,000		792,205
					Gemstone Investor Ltd., Gtd. Notes	911,250			911,250
Caa1	900			900	7.71%, 10/31/04 144A
					Pemex Project Funding Master Trust, Gtd.	315,000			315,000
Baa1	300			300	Notes
					7.375%, 12/15/14
					Phoenix Quake Ltd., Notes	311,595			311,595
Baa3	300			300	4.05%, 07/03/08 144A(cost $300,000; purchased 06/18/03)(g)
					Phoenix Quake Wind Ltd., Notes	415,460			415,460
Baa3	400			400	4.05%, 07/03/08 144A(cost $400,000; purchased 06/18/03)(g)
					Premium Asset Trust, Pass-Thru Cert.,	300,233			300,233
A2	300			300	Series 2000-10
					1.615%, 08/27/04 144A(cost $300,083; purchased 11/16/00)(c)(g)

					Insurance
					Residential Reinsurance Ltd., Sec'd. Notes	3,011,564			3,011,564
Ba2	3,000			3,000	6.26%, 06/08/06 144A(cost $3,000,000; purchased 05/22/03)(g)

					Oil & Gas
					El Paso Corp., M.T.N.,
Caa1	2,700	700		3,400	7.75%, 1/15/32	2,207,250	568,750		2,776,000

					Telecommunications
					AT&T Corp.,
Baa2		250		250	8.05%, 11/15/11		258,429		258,429
					SBC Communications, Inc.
A1		1,100		1,100	4.206%, 6/5/21		1,116,478		1,116,478
					Sprint Capital Corp., Gtd. Notes	1,802,532			1,802,532
Baa3	1,700			1,700	6.125%, 11/15/08

					Utilities
					Entergy Gulf States, F.R.N.
Baa3		700		700	2.4338%, 6/18/07		700,794		700,794
					Pacific Gas & Electric Co.
Baa2		600		600	2.30%, 4/3/06		600,289		600,289
					TXU Energy Co. LLC, F.R.N.
Baa2		300		300	2.38%, 1/17/06		299,840		299,840

				ASSET-BACKED SECURITIES
Aaa		16	16	Amortizing Residential Collateral Trust,
				Ser. 2000-BC3, Class A2, F.R.N.,
				1.71%, 9/25/30		15,678	15,678
				Bank of America Mortgage Securities,
				Ser. 2004-2, Class 5A1,
Aaa		194	194	6.50%, 10/25/31		196,964	196,964
				Bear Stearns Adjustable Rate Mortgage Trust,
				Ser. 2002-11, Class A1, F.R.N.,
Aaa		355	355	5.6353%, 2/25/33		355,865	355,865
				Indymac Adjustable Rate Mortgage Trust,
				Ser. 2001-H2, Class A1, F.R.N.
Aaa		34	34	6.4108%, 1/25/32		34,658	34,658
				Master Asset Securitization Trust,
				Ser. 2003-7, Class 1A1,
AAA		891	891	5.50%, 9/25/33		877,056	877,056
				Quest Trust,
				Series 2004-X2, Class A1,
NR		480	480	2.01%, 6/25/35		477,855	477,855
				Residential Funding Mortgage Securities Corp.,
				Ser. 2003-S9, Class A1,
AAA		331	331	6.50%, 3/25/32		335,572	335,572
				Washington Mutual Mortgage Loan Trust,
				Ser. 2001-1, Class A, F.R.N.
AAA		38	38	3.5509%, 1/25/41		37,769	37,769
				Ser. 2003-AR1, Class 2A,
Aaa		159	159	5.42%, 2/25/33		160,582	160,582

Aaa	167		167	Ace Securities Corp., Series 2002-HE1
				Class A
				1.79%, 06/25/32 (c)	167,065		167,065
Aaa	2,253		2,253	Brazos Student Loan Finance Corp., Series
				1998-A Class A2
				2.34%, 06/01/23 (c)	2,278,610		2,278,610
Aaa	943		943	CDC Mortgage Capital Trust, Series
				2002-HE2 Class A
				1.74%, 01/25/33 (c)	944,795		944,795
Aaa	552		552	Conseco Finance Trust, Series 2000-C
				Class A
				1.75%, 12/15/29 (c)	552,746		552,746
Aaa	327		327	Household Mortgage Loan Trust, Series
				2002-HC1 Class A
				1.72%, 05/20/32 (c)	328,397		328,397
Aaa	228		228	Irwin Home Equity, Series 2002-1 Class 2A1
				1.74%, 06/25/29 (c)	227,941		227,941

				Collaterized Mortgage Obligations

Aaa				Bear Stearns Trust, Series 2002-8 Class 3A
	42		42	6.095%, 08/25/32 [ARM] (c)	41,625		41,625
Aaa				Bear Stearns Trust, Series 2002-9 Class 2A
	145		145	5.297%, 10/25/32 [ARM] (c)	146,595		146,595
Aaa				CS First Boston Mortgage Securities Corp.,
				Series 2002-AR8 Class 2A	88,718		88,718
	86		86	6.161%, 04/25/32 (c)
Aaa				Freddie Mac, Series 1628 Class LZ
	298		298	6.50%, 12/15/23	315,620		315,620
Aaa				Freddie Mac, Series 1935 Class JZ
	1,620		1,620	7.00%, 02/15/27	1,705,320		1,705,320
Aaa				Freddie Mac, Series 2241 Class PH
	1,121		1,121	7.50%, 07/15/30	1,170,296		1,170,296
Aaa				Freddie Mac, Series 2504 Class L
	43		43	5.50%, 03/15/15	42,937		42,937
Aaa				Freddie Mac, Series 2535 Class DT
	217		217	5.00%, 09/15/16	221,868		221,868
Aaa				Government National Mortgage Assoc.,
				Series 2001-16 Class Z	6,102,000		6,102,000
	5,700		5,700	6.75%, 10/16/40
AAA(d)				Prime Mortgage Trust, Series 2004-CL1
				Class 1A2	656,831		656,831
	657		657	1.50%, 02/25/34
AAA(d)				Prime Mortgage Trust, Series 2004-CL1
				Class 2A2	195,364		195,364
	195		195	1.70%, 08/25/04 (c)
AAA(d)				Regal Trust IV, Series 1999-1 Class A
				3.302%, 09/29/31 144A(cost $3,172,163;	3,102,019		3,102,019
	3,151		3,151	purchased 10/26/01(g)
Aaa				Sequoia Mortgage Trust, Series 8 Class 2A
	1,792		1,792	1.72%, 08/20/32 (c)	1,777,758		1,777,758
Aaa				Structured Asset Mortgage Investments, Inc.,
	862		862	Series 2002-AR3 Class A1	864,452		864,452
				1.74%, 08/19/04 (c)
Aaa				Structured Asset Securities Corp., Series
	812		812	2002-13 Class 3A1	813,597		813,597
				1.75%, 06/25/17 (c)
Aaa				Structured Asset Securities Corp., Series
	198		198	2002-14A Class 2A1	200,944		200,944
				6.15%, 07/25/32
Aaa				Structured Asset Securities Corp., Series
	95		95	2002-1A Class 4A	95,212		95,212
				6.106%, 02/25/32 (c)
Aaa				Torrens Trust, Series 2000-1GA Class A
	462		462	1.64%, 07/15/31 144A (c)	462,324		462,324
Aaa				United Mortgage Securities Corp., Series
	388		388	1993-1 Class AA	391,038		391,038
				4.256%, 09/25/33 (c)

Aaa				Washington Mutual, Series 2002-AR11
	745		745	Class A1	751,142		751,142
				5.154%, 10/25/32 (c)

				MUNICIPAL SECURITIES
				Adams County, Penn., (k)
Aaa		1,000	1,000	4.75%, 11/15/28		966,480	966,480
				Chicago, M.B.I.A., Ser. A (k)
Aaa		500	500	5.00%, 1/1/41		487,075	487,075
				Georgia St. Road & Thrwy. Auth. Rev., (k)
Aaa		400	400	5.00%, 3/1/21		414,284	414,284
				Golden St. Tobacco Securitization, California
				Tobacco Securitization Rev.,
A1		1,100	1,100	6.25%, 6/1/33		999,372	999,372
A1		500	500	6.375%, 6/1/32		442,955	442,955
A1		300	300	6.75%, 6/1/39		269,865	269,865
				Houston Independant School Dist.,
Aaa		300	300	4.75%, 2/15/26		289,032	289,032
				Massachusetts St. Water Res. Auth., Ser. J,
AAA(d)		500	500	5.00%, 8/1/32		496,390	496,390

				California
Aa2	2,225		2,225	California State Public Works Board Lease	2,256,083		2,256,083
				Revenue Bonds, Series A
				5.00%, 04/01/23
Aaa	300		300	Orange County California Sanitation District	299,094		299,094
				Certificate Participation Notes
				5.00%, 02/01/33

				Michigan
Aaa	1,420		1,420	Detroit Michigan Water Supply System	1,404,721		1,404,721
				Revenue Bonds, Series B
				5.00%, 07/01/34

				Nevada
Aaa	5,700		5,700	Clark County General Obligation Ltd. Bonds	5,691,108		5,691,108
				(MBIA Insured)
				5.00%, 06/01/32

				New Jersey
				Tobacco Settlement Funding Corp. Revenue Bonds
Baa2	900		900	4.375%, 06/01/19	858,168		858,168
Baa2	1,200		1,200	6.125%, 06/01/42	964,824		964,824

				Texas
Aaa	1,465		1,465	Norwest Texas Independant School District	1,456,869		1,456,869
				General Obligation Unlimited Bonds
				5.00%, 08/15/28
Aaa	400		400	University of Texas Revenue Bond, Series B	396,360		396,360
				5.00%, 08/15/33

				Washington
				Energy Northwest Washington Electric, Series A
Aa1	800		800	5.50%, 07/01/13	889,792		889,792
Aa2	700		700	5.50%, 07/01/14	779,716		779,716

				U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES
				Federal Home Loan Mortgage Corp.,
		608	608	5.00%, 9/15/16 (k)		620,851	620,851
		470	470	6.50%, 3/1/16 - 3/1/18 (k)		497,242	497,242
	1,933		1,933	5.00%, 11/01/18	1,949,756		1,949,756
	5,614		5,614	6.00%, 02/01/16 - 01/01/34	5,775,510		5,775,510
	851		851	6.50%, 08/01/32	890,671		890,671
	20		20	7.807%, 07/01/30 (c)	20,216		20,216
	108		108	8.50%, 08/01/24 - 12/01/25	118,004		118,004
				Federal National Mortgage Assn.,
		156	156	4.50%, 8/1/33 (k)		147,344	147,344
		156	156	5.00%, 1/1/19 (k)		156,893	156,893
		404	404	5.50%, 2/1/17 (k)		415,702	415,702
		680	680	5.936%, 11/1/11 (k)		724,394	724,394
		617	617	6.00%, 5/1/16 - 1/1/23 (k)		643,063	643,063
		1,262	1,262	6.50%, 9/1/21 - 7/1/32 (k)		1,320,260	1,320,260
	1,107		1,107	2.638%, 09/01/40 (c)	1,123,928		1,123,928
	6,470		6,470	3.951%, 05/01/36 (c)	6,641,638		6,641,638
	88		88	4.537%, 01/01/28 (c)	90,083		90,083
	39,628		39,628	5.00%, 09/01/17 - 05/01/34	39,927,353		39,927,353
	12,300		12,300	5.00%, 08/01/34 [TBA]	11,992,499		11,992,499
	24,464		24,464	5.50%, 03/01/16 - 05/01/34	25,143,262		25,143,262
	8,700		8,700	5.50%, 08/01/34 [TBA]	8,724,463		8,724,463
	4,372		4,372	5.937%, 11/01/11	4,635,772		4,635,772
	4,175		4,175	6.00%, 11/01/16 - 03/01/33	4,361,352		4,361,352
				Federal National Mortgage Assn., F.R.N. (k)
		24	24	1.86%, 10/18/30		24,426	24,426
		213	213	3.673%, 5/1/36		218,265	218,265
		122	122	4.736%, 9/1/31		125,133	125,133
				Government National Mortgage Assn.,
		7,000	7,000	5.00%, 8/20/34		6,853,435	6,853,435
		15	15	8.00%, 8/20/31 (k)		16,694	16,694
		16	16	8.50%, 6/15/30 (k)		17,306	17,306
	675		675	3.50%, 05/20/30 (c)	671,948		671,948
	4,886		4,886	6.875%, 02/15/40	5,101,768		5,101,768
				Government National Mortgage Assn., F.R.N. (k)
		16	16	1.82%, 9/20/30		15,749	15,749
		22	22	1.84%, 10/16/30		21,807	21,807
		72	72	5.50%, 11/20/29		73,659	73,659

				U.S. GOVERNMENT SECURITIES
				United States Treasury Bonds, (k)
		950	950	9.125%, 5/15/18		1,348,109	1,348,109
		250	250	11.25%, 2/15/15		388,906	388,906
				United States Treasury Inflation Notes, (k)
		2,449	2,449	2.00%, 1/15/14		2,455,129	2,455,129
		401		2.375%, 1/15/25		400,031	400,031
				United States Treasury Notes, (k)
		5,900	5,900	1.625%, 4/30/05		5,887,557	5,887,557
		1,050	1,050	2.75%, 7/31/06		1,051,481	1,051,481
		650	650	5.00%, 8/15/11		684,277	684,277

				U.S. GOVERNMENT AGENCY OBLIGATIONS
	2,500		2,500	Federal Home Loan Banks	2,496,797		2,496,797
				1.35%, 09/03/04
	501		501	Federal Housing Authority	503,376		503,376
				6.047%, 01/01/09
				Small Business Administration
	313		313	7.449%, 08/01/10	343,257		343,257
	3,439		3,439	6.344%, 08/01/11	3,645,135		3,645,135
	1,015		1,015	6.29%, 01/01/21	1,080,164		1,080,164
	294		294	5.13%, 09/17/23	295,808		295,808

				U.S. TREASURY OBLIGATIONS
	2,600		2,600	U.S. Treasury Notes	2,604,480		2,604,480
				2.75%, 07/31/06
				U.S. Treasury Inflationary Bonds [TIPS]
	1,600		1,600	3.375%, 01/15/07 (c)(l)	2,047,536		2,047,536
	10,300		10,300	3.875%, 01/15/09 (c)	13,283,497		13,283,497
	600		600	4.25%, 01/15/10 (c)	774,848		774,848
	4,900		4,900	2.00%, 07/15/14 (c)	4,914,721		4,914,721

				FOREIGN GOVERNMENT OBLIGATIONS
				Brazilian Government International Bond,
NR		47	470	2.125%, 4/15/12		40,353	40,353
B1		1,200	1,200	11.00%, 8/17/40		1,176,000	1,176,000
				Deutsche Bunderepublik,
Aaa		EUR 1,700	EUR 1,700	3.75%, 1/4/09		2,077,883	2,077,883
Aaa		EUR 900	EUR 900	5.625%, 1/4/28		1,204,999	1,204,999
NR		EUR 100	EUR 100	6.50%, 7/4/27		148,871	148,871
				Deutschland Republic,
NR		EUR 2,100	EUR 2,100	5.25%, 7/4/10		2,729,291	2,729,291
				France Government Bond O.A.T.,
Aaa		EUR 1,300	EUR 1,300	5.00%, 4/25/12		1,668,592	1,668,592
				German Government Bonds,
AAA(d)		EUR 1,000	EUR 1,000	6.00%, 1/4/07		1,292,430	1,292,430
Aaa	600		$600	5.25%, 01/04/11	780,704		780,704
				Republic of Brazil (Brazil)
B2	448		448	2.063%, 04/15/06 [BRB] (c)	445,936		445,936
B2	253		253	2.125%, 04/15/09 [BRB] (c)	236,918		236,918
B2	3,670		3,670	11.00%, 01/11/12	3,853,500		3,853,500
B2	500		500	12.25%, 03/06/30	541,250		541,250
				Republic of Italy,
Aa2		JPY 70,000	JPY 70,000	5.00%, 12/15/04		639,474	639,474
				Republic of Panama,
Ba1		$500	$500	8.25%, 4/22/08		546,250	546,250
Ba1	700		700	9.375%, 07/23/12	780,500		780,500
Ba1	700		700	8.875%, 09/30/27	707,000		707,000
				Republic of Peru,
Ba3		500	500	9.875%, 2/6/15		536,250	536,250
Ba3	800		800	9.125%, 02/21/12	840,000		840,000
				Russia Government Bond,
Baa3		1,200	1,200	5.00%, 3/31/30		1,101,720	1,101,720
				United Mexican States (Mexico)
Baa2	200		200	9.875%, 02/01/10	244,000		244,000
Baa2	600		600	6.375%, 01/16/13	613,800		613,800
Baa2	100		100	8.125%, 12/30/19	110,500		110,500

				TOTAL LONG-TERM INVESTMENTS	$216,052,403.00	$54,094,943.00	$270,147,346.00

				SHORT-TERM INVESTMENTS
				COMMERCIAL PAPER
				ABN AMRO NA,
P-1		1,100	1,100	1.39%, 9/13/04		1,098,180	1,098,180
P-1		2,100	2,100	1.49%, 10/6/04		2,094,302	2,094,302
				Anz (Deleware), Inc.,
P-1		1,800	1,800	1.49%, 10/8/04		1,794,951	1,794,951
P-1		1,300	1,300	1.58%, 10/26/04		1,295,124	1,295,124
				Bank of Ireland,
P-1		2,800	2,800	1.29%, 9/3/04		2,796,702	2,796,702
				Barclays US Funding,
P-1		100	100	1.31%, 9/27/04		99,793	99,793
				CBA (DE) Finance,
P-1		700	700	1.49%, 10/8/04		698,037	698,037
P-1		2,500	2,500	1.51%, 10/12/04		2,492,475	2,492,475
				CDC Corp.,
P-1		600	600	1.28%, 9/24/04		598,857	598,857
P-1		2,600	2,600	1.49%, 10/5/04		2,593,052	2,593,052
				Danske Corp.,
P-1		200	200	1.27%, 9/14/04		199,692	199,692
P-1		1,300	1,300	1.43%, 9/20/04		1,297,427	1,297,427
P-1		1,600	1,600	1.58%, 10/25/04		1,594,069	1,594,069
				Dexia Delaware LLC,
P-1		600	600	1.40%, 9/14/04		598,977	598,977

P-1		2,500	2,500	1.57%, 10/25/04		2,490,792	2,490,792
				General Electric Capital Corp.,
P-1		200	200	1.30%, 9/8/04		199,726	199,726
P-1		2,900	2,900	1.60%, 11/5/04		2,887,704	2,887,704
P-1		100	100	1.62%, 11/16/04		99,521	99,521
				HBOS Treasury Services,
P-1		500	500	1.25%, 8/25/04		499,583	499,583
P-1		2,700	2,700	1.31%, 9/30/04		2,694,150	2,694,150
				ING US Funding LLC,
P-1		2,900	2,900	1.43%, 9/16/04		2,894,720	2,894,720
P-1		200	200	1.58%, 10/22/04		199,285	199,285
				KFW International Finance,
P-1		6,200	6,200	1.10%, 8/10/04		6,198,302	6,198,302
				Nestle Capital Corp.,
P1		700	700	1.11%, 8/24/04		699,504	699,504
				Nordea North America, Inc.,
P-1		2,900	2,900	1.48%, 9/7/04		2,895,619	2,895,619
P-1		200	200	1.50%, 9/27/04		199,527	199,527
				Pfizer, Inc.,
P-1		1,000	1,000	1.30%, 8/17/04		999,422	999,422
				Royal Bank of Scotland PLC,
P-1		1,400	1,400	1.14%, 8/26/04		1,398,897	1,398,897
P-1		1,700	1,700	1.56%, 10/25/04		1,693,758	1,693,758
				Shell Finance UK PLC,
P-1		600	600	1.23%, 8/11/04		599,795	599,795
P-1		2,300	2,300	1.44%, 9/9/04		2,296,424	2,296,424
				Spintab AB,
P-1		2,000	2,000	1.49%, 9/2/04		1,997,316	1,997,316
				Svenska Handelsbank,
P-1		100	100	1.25%, 9/1/04		99,892	99,892
P-1		2,900	2,900	1.40%, 9/13/04		2,895,185	2,895,185
P-1		100	100	1.62%, 10/29/04		99,601	99,601
				Swedbank,
P-1		1,000	1,000	1.29%, 9/21/04		998,180	998,180
				Total Fina Elf,
P-1		800	800	1.31%, 8/2/04		799,971	799,971
				UBS Finance (DE) LLC,
P-1		500	500	1.25%, 9/13/04		499,256	499,256
P-1		800	800	1.34%, 9/8/04		798,868	798,868
P-1		900	900	1.39%, 9/7/04		898,714	898,714
				Unicredit Deleware, Inc.,
P-1		700	700	1.58%, 10/22/04		697,497	697,497
				Westpac Trust,
P-1		500	500	1.12%, 8/16/04		499,767	499,767

	600		600	Altria-Philip Morris Group, Inc.	600,000		600,000
				1.80%, 08/03/04 (c)
	3,400		3,400	Bank of Ireland	3,395,853		3,395,853
				1.285%, 09/03/04 144A(cost $3,396,116; purchased 06/03/04)(h)
				Barclays Capital
	10,700		10,700	1.11%, 08/25/04	10,692,020		10,692,020
	1,000		1,000	1.11%, 08/26/04	999,222		999,222
	400		400	CBA Finance, Inc.	398,487		398,487
				1.565%, 10/25/04
				CDC Corp.
	500		500	1.085%, 08/04/04 144A(cost $499,970; purchased 05/05/04)(h)	499,968		499,968
	1,000		1,000	1.25%, 09/16/04 144A(cost $998,438; purchased 05/11/04)(h)	998,358		998,358
	9,100		9,100	1.67%, 12/10/04 144A(cost $9,045,122; purchased 07/14/04)(h)	9,043,856		9,043,856
				Danske Corp.
	900		900	1.425%, 09/20/04	898,225		898,225
	9,700		9,700	1.48%, 10/06/04	9,672,883		9,672,883
				General Electric Capital Corp.
	1,600		1,600	1.30%, 09/08/04	1,597,752		1,597,752
	1,200		1,200	1.46%, 09/14/04	1,197,872		1,197,872
	1,800		1,800	1.48%, 09/15/04	1,796,576		1,796,576
	2,100		2,100	1.58%, 11/01/04	2,091,336		2,091,336
	3,600		3,600	1.60%, 11/09/04	3,583,680		3,583,680
				General Motors Acceptance Corp.
	400		400	2.495%, 04/05/05	393,097		393,097
	400		400	2.535%, 04/05/05	392,987		392,987
				HBOS Treasury Services PLC
	1,700		1,700	1.495%, 10/05/04	1,695,254		1,695,254
	200		200	1.58%, 10/26/04	199,228		199,228
	2,900		2,900	1.64%, 10/26/04	2,888,374		2,888,374
	600		600	Nestle Capital Co.	599,552		599,552
				1.11%, 08/25/04 144A(cost $599,575; purchased 04/26/04)(h)
				Rabobank USA Financial Corp.
	200		200	1.11%, 08/23/04	199,868		199,868
	7,500		7,500	1.24%, 09/13/04	7,488,969		7,488,969
	9,700		9,700	Shell Finance	9,690,907		9,690,907
				1.35%, 08/27/04
	2,800		2,800	Spintab	2,787,022		2,787,022
				1.62%, 11/10/04
	3,800		3,800	Stadshypotek Delaware, Inc.	3,792,402		3,792,402
				1.445%, 09/20/04 144A(cost $3,792,526; purchased 07/19/04)(h)
	9,100		9,100	Svenska Handelsbank	9,099,720		9,099,720
				1.09%, 08/03/04
	1,300		1,300	Swedbank	1,298,673		1,298,673
				1.145%, 09/01/04
	7,200		7,200	Total SA	7,200,000		7,200,000
				1.31%, 08/02/04 144A(cost $7,200,000; purchased 07/30/04)(h)

			U.S. Government Agency Obligations
	3,700	3,700	Federal Home Loan Bank	3,697,066		3,697,066
			1.18%, 08/25/04
			Federal Home Loan Mortgage Corp.
	3,400	3,400	1.20%, 08/09/04	3,399,207		3,399,207
	3,700	3,700	1.15%, 08/17/04	3,698,198		3,698,198
	2,500	2,500	1.18%, 08/24/04	2,498,167		2,498,167
	3,600	3,600	1.41%, 09/14/04	3,593,836		3,593,836
	3,600	3,600	1.44%, 09/14/04	3,593,705		3,593,705
	3,400	3,400	1.445%, 09/14/04	3,394,034		3,394,034
	1,200	1,200	1.435%, 09/21/04	1,197,568		1,197,568
	3,500	3,500	1.47%, 09/28/04	3,491,718		3,491,718
	2,900	2,900	1.475%, 09/28/04	2,893,114		2,893,114
	100	100	1.45%, 10/05/04	99,730		99,730
	3,500	3,500	1.56%, 10/20/04	3,487,563		3,487,563
	800	800	1.57%, 11/24/04	795,918		795,918
			Federal National Mortgage Assoc.
	600	600	1.15%, 08/18/04	599,677		599,677
	1,900	1,900	1.185%, 08/25/04	1,898,487		1,898,487
	3,500	3,500	1.435%, 09/22/04	3,492,517		3,492,517
	3,600	3,600	1.53%, 10/18/04	3,587,760		3,587,760
	3,500	3,500	1.53%, 10/20/04	3,487,803		3,487,803
	8,000	8,000	Federal National Mortgage Assoc.	7,956,049		7,956,049
			1.595%, 12/01/04

			U.S. Treasury Obligations
			United States Treasury Bill, (c)(d)
	595	595	1.14%, 9/2/04		594,373	594,373

			U.S. Treasury Bills
	10	10	1.135%, 09/02/04(k)(n)	9,990		9,990
	300	300	1.143%, 09/02/04(k)(n)	299,685		299,685
	40	40	1.23%, 09/16/04(k)(n)	39,935		39,935
	385	385	1.315%, 09/16/04(k)(n)	384,335		384,335
	360	360	1.391%, 09/16/04(k)(n)	359,342		359,342
	218	218	1.391%, 09/16/04(k)(n)	217,602		217,602
	20	20	1.391%, 09/16/04(k)(n)	19,963		19,963

			CERTIFICATES OF DEPOSIT
			Altria Group, (d)
	950	950	1.83%, 10/29/04
					950,000	950,000

Shares		Shares	Registered Investment Companies
1,169,966		1,169,966	BlackRock Provident Institutional Funds
			TempCash Portfolio (j)	1,169,966		1,169,966
1,169,965		1,169,965	BlackRock Provident Institutional Funds
			TempFund Portfolio (j)	1,169,965		1,169,965

			OUTSTANDING OPTIONS PURCHASED*
Contracts		Contracts

23		23	3-Month Euro-Euribor Interest Futures, Strike
			Price 94.25, Expires 12/13/04*	—		—

			90 GBP LIBOR
	134	134	expiring 12/15/04 @ $93		1,523	1,523
			Euro Futures
	42	42	expiring 3/14/05 @ $94		525	525
			Euribor Futures
	20	20	expiring 12/13/04 @ $96.5		301	301

	Notional Amount (000)	Notional Amount (000)

			Swap Option 3 month LIBOR
	2,100	2,100	expiring 4/27/09 @ 5.75%		98,671	98,671
			Swap Option 3 month LIBOR
	2,100	2,100	expiring 4/27/09 @ 6.25		125,609	125,609

			Total short-term investments	155,725,041	60,253,616	215,978,657

			Total Investments, Before Outstanding Options Written and
			Securities Sold Short	$371,777,444.00	$114,348,559	$486,126,003

			OUTSTANDING OPTIONS WRITTEN*
Contracts		Contracts

8,000		8,000	Swap 3-Month LIBOR & Fixed, Strike Price	(254,824		(254,824)
			5.20%, Expires 11/02/04*
11,600		11,600	Swap 3-Month LIBOR & Fixed, Strike Price	(510,922		(510,922)
			5.50%, Expires 01/07/05*
1,700		1,700	Swap 3-Month LIBOR & Fixed, Strike Price	(267		(267)
			7.00%, Expires 10/07/04*
4,500		4,500	U.S. Treasury Note Futures, Strike Price 110,	(56,953		(56,953)
			Expires 08/24/04*
1,700		1,700	U.S. Treasury Note Futures, Strike Price 111,	(11,953		(11,953)
			Expires 08/27/04*

1,100		1,100	U.S. Treasury Note Futures, Strike Price	(344)		(344)
			111.50, Expires 08/27/04*
200		200	U.S. Treasury Note Futures, Strike Price 114,	(94)		(94)
			Expires 08/27/04*
6,100		6,100	U.S. Treasury Note Futures, Strike Price 115,	(953)		(953)
			Expires 08/27/04*
2,400		2,400	Swap 3-Month LIBOR & Fixed, Strike Price	(184,807)		(184,807)
			6.00%, Expires 10/19/04*

8,000		8,000	Swap 3-Month LIBOR & Fixed, Strike Price	(152)		(152)
			6.70%, Expires 11/02/04*
13,000		13,000	Swap 3-Month LIBOR & Fixed, Strike Price	(1,846)		(1,846)
			7.00%, Expires 01/07/05*
4,500		4,500	U.S. Treasury Note Futures, Strike Price 105,	(703)		(703)
			Expires 08/27/04*
1,700		1,700	U.S. Treasury Note Futures, Strike Price	(1,328)		(1,328)
			107.50, Expires 08/27/04*
3,400		3,400	U.S. Treasury Note Futures, Strike Price 108,	(4,781)		(4,781)
			Expires 08/27/04*
20		20	3-Month Euro-Euribor Interest Future, Strike	0		0
			Price 97, Expires 12/13/04*
17		17	3-Month Euro-Euribor Interest Future, Strike	(1)		(1)
			Price 97.50, Expires 09/13/04*
22		22	3-Month LIBOR Interest Future, Strike Price	(9,001)		(9,001)
			94.25, Expires 06/15/05*
2,400		2,400	Swap 3-Month LIBOR & Fixed, Strike Price	(403)		(403)
			6.00%, Expires 10/19/04*

			United States Treasury Notes,
	29	29	expiring 8/27/04 @ $115		(453)	(453)

			90 day GBP LIBOR
	4	4	expiring 12/21/05 @ $94.25		(2,955)	(2,955)
			United States Treasury Notes
	44	44	expiring 11/26/04 @ $103		(9,625)	(9,625)

	Notional Amount (000)	Notional Amount (000)

			Swap Option 3 month LIBOR
	6,600	6,600	expiring 10/07/04 @ 3.8%		(1,076)	(1,076)
			Swap Option 3 month LIBOR
	6,600	6,600	expiring 10/07/04 @ 6.0%		(548)	(548)
			Swap Option 3 month LIBOR
	6,800	6,800	expiring 7/07/04 @ 4.0%		(29,294)	(29,294)
			Swap Option 3 month LIBOR
	1,100	1,100	expiring 10/07/04 @ 4.0%		(45)	(45)
			Swap Option 3 month LIBOR
	1,100	1,100	expiring 10/07/04 @ 6.0%		(444)	(444)
			Swap Option 3 month LIBOR
	2,500	2,500	expiring 10/31/05 @ 4.0%		(9,820)	(9,820)
			Swap Option 3 month LIBOR
	6,800	6,800	expiring 7/03/06 @ 6.0%		(143,133)	(143,133)
			Swap Option 3 month LIBOR
	2,500	2,500	expiring 10/31/05 @ 7.0%		(10,617)	(10,617)

			Total outstanding options written	(1,039,332)	(208,010)	(1,247,342)
	Principal Amount (000)	Principal Amount (000)

			SECURITIES SOLD SHORT*
			Federal National Mortgage Assn.,
	$11,600	$11,600	6.00%, 8/1/34		(11,897,250)	(11,897,250)
			United States Treasury Notes, (d)
	8,900	8,900	3.875%, 2/15/13		(8,600,666)	(8,600,666)
	1,300	1,300	4.00%, 11/15/12		(1,271,969)	(1,271,969)
	3,850	3,850	4.375%, 8/15/12		(3,871,056)	(3,871,056)

					(25,640,941)	(25,640,941)

			Total Investments, Net of Outstanding Options Written and Securities Sold Short	370,738,112	88,499,608	459,237,720
			Liabilities in excess of other assets / Other assets in excess of liabilities	(22,940,292)	16,078,322	(6,861,970)

			Net Assets	$347,797,820	$104,577,930	$452,375,750

The following annotations are used throughout the Statement of Net Assets:

*	Non-income producing security.
(c)

Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.

(d)	Standard & Poor's rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $7,172,246. The aggregate value, $7,140,871 represents 1.58% of Pro-Forma net assets.
(h)	Indicates a restricted security; the aggregate cost of the restricted securities is $25,531,747. The aggregate value, $25,529,989 is approximately 5.64% of Pro-Forma net assets.
(j)	Security available to institutional investors only.
(n)	Rates shown are the effective yields at purchase date.
(k)	Security segregated as collateral for short sales, futures, written options and TBA.
(l)	Security has been segregated with custodian to cover margin requirements

                                                F.R.N. - Floating Rate Note.

                                                M.B.I.A. - Municipal Bond Insurance Corporation.

                                                M.T.N. - Medium-Term Note.

Statement of Assets and Liabilities

as of July 31, 2004 (Unaudited)

	Strategic Partners Total Return Bond Fund	Strategic Partners Bond Fund	Pro-forma adjustments		Pro-forma Combined Strategic Partners Total Return Bond Fund
Assets
Investments, at value (cost $115,539,730, and $369,473,725 respectively)	$115,354,028	$371,777,444			$487,131,472
Foreign currency, at value (cost $710,594 and $919,163 respectively)	705,184	847,784			1,552,968
Cash	3,026,839	—			3,026,839
Receivable for investments sold	33,943,843	12,625,940			46,569,783
Dividends and Interest receivable	389,124	1,072,398			1,461,522
Unrealized appreciation on swaps	353,780	1,065,834			1,419,614
Receivable from broker-variation margin	259,663	780,844			1,040,507
Premium for interest rate swaps purchased	196,489	—			196,489
Unrealized appreciation on forward currency contracts	89,655	—			89,655
Receivable for Fund shares sold	32,303	123,750			156,053
Prepaid expenses	2,628	1,434			4,062
Total assets	154,353,536	388,295,428			542,648,964

Liabilities

Cash Overdraft	—	3,790,664			3,790,664
Securities sold short, at value (proceeds $26,593,449)	26,646,410	—			26,646,410
Payable for investments purchased	21,331,338	31,305,811			52,637,149
Premium for interest rate swaps written	927,633	—			927,633
Unrealized depreciation on swaps	294,887	2,901,270			3,196,157
Outstanding options written (premiums received $663,771 and $1,635,517 respectively)	208,010	1,039,332			1,247,342
Payable for Fund shares reacquired	147,076	718,735			865,811
Accrued expenses	86,681	191,188			277,869
Management fee payable	44,963	143,835			188,798
Distribution fee payable	56,954	263,668			320,622
Dividends payable	27,477	66,463			93,940
Unrealized depreciation on forward currency contracts	1,663	53,914			55,577
Deferred trustees’ fees	2,514	22,728			25,242
Total liabilities	49,775,606	40,497,608			90,273,214

Net Assets	$104,577,930	$347,797,820			$452,375,750

Net assets were comprised of:
Common stock, at par ($.001 par value; unlimited shares authorized for issuance for each fund)	$9,934	$32,971			42,905
Paid-in capital in excess of par	101,839,525	340,868,517			442,708,042
	101,849,459	340,901,488			442,750,947
Accumulated net realized gain (loss) on investments	(1,095,318)	(3,149,800)			(4,245,118)
Net unrealized appreciation on investments	824,538	5,629,759			6,454,297
Undistributed net investment income	2,999,251	4,416,373			7,415,624
Net assets, June 30, 2004	$104,577,930	$347,797,820			$452,375,750

Class A
Net assets	$24,280,279	$11,980,838			$36,261,117
Shares of common stock issued and outstanding)	2,306,326	1,125,902	$12,129	(a)	3,444,357
Net asset value and redemption price per share	$10.53	$10.64			$10.53
Maximum sales charge (4.5% of offering price)	0.50	0.50			0.50
Maximum offering price to public	$11.03	$11.14			$11.03
Class B
Net assets	$50,907,683	$666,608			$51,574,291
Shares of common stock issued and outstanding)	4,835,435	63,250	67	(a)	4,898,752
Net asset value, offering price and redemption price per share	$10.53	$10.54			$10.53
Class C
Net assets	$29,389,968	$56,665,484			$86,055,452
Shares of common stock issued and outstanding)	2,791,976	5,385,701	(2,617	)(a)	8,175,060
Offering price and redemption price per share	$10.53	$10.52			$10.53
Class L
Net assets	—	$62,523,111			$62,523,111
Shares of common stock issued and outstanding)	—	5,879,274	59,648	(a)	5,938,922
Net asset value, offering price and redemption price per share	—	$10.63			$10.53
Class M
Net assets	—	$186,573,067			$186,573,067
Shares of common stock issued and outstanding)	—	17,726,788	(2,797	)(a)	17,723,991
Net asset value, offering price and redemption price per share	—	$10.52			$10.53
Class X
Net assets	—	$29,388,712
Shares of common stock issued and outstanding)	—	2,788,604	3,253	(a)	2,791,857
Net asset value, offering price and redemption price per share	—	$10.54			$10.53

Notes to pro-forma Statement of Assets and Liabilities:

(a)                                  Represents the difference between total additional shares to be issued (see note 2) and current Strategic Partners Total Return Bond Fund shares outstanding

See accompanying notes to Pro forma financial statements

Pro forma Statement of Operations
12 Months Ended July 31, 2004

					Pro forma combined
	Strategic Partners Total Return Bond Fund	Strategic Partners Bond Fund	Pro forma adjustments		Strategic Partners Total return Bond Fund
Net Investment Income
Income
Dividends	$—	$31,993			$31,993
Interest	3,558,878	13,067,490			16,626,368
Less: Foreign withholding taxes	(3,033)	—			(3,033)
	$3,555,845	$13,099,483			$16,655,328

Expenses
Management fee	590,373	2,781,769	$(417,265	)(a)	2,954,877
Distribution fee - Class A	60,466	142,077			202,543
Distribution fee - Class B	435,926	650,078			1,086,004
Distribution fee - Class C	268,238	742,004			1,010,242
Distribution fee - Class L	—	315,367			315,367
Distribution fee - Class M	—	1,613,988			1,613,988
Distribution fee - Class X	—	344,290			344,290
Transfer agent’s fees and expenses	176,000	892,014	(280,072	)(b)	787,942
Reports to shareholders	71,000	173,010	(125,442	)(b)	99,414
Administration, Accounting and Custodian’s fees and expenses	247,000	271,970	(176,058	)(b)	276,477
Registration fees	43,000	100,587	(45,467	)(b)	98,120
Legal & Audit fees and expenses	44,000	66,951	(54,575	)(c)	56,376
Directors’ fee and expenses	9,000	34,518	(33,436	)(c)	10,082
Miscellaneous	8,925	72,225	(63,192	)(c)	17,958
Total expenses	1,953,928	8,200,848	(1,195,507)		8,873,680
Less: Advisory fee waivers and Expense Reimbursements	(237,258)	(338,578)			(575,836)
Add: Interest expense	—	—			0
Net Expense	1,716,670	7,862,270	(1,195,507)		8,297,844
Net investment income	1,839,175	5,237,213	1,195,507		8,357,484

Net Realized Gain on Investments
Net realized gain on:
Investments	600,126	4,553,080			13,593,479
Short sales	(690,127)	0			(690,127)
Options written	252,776	1,524,870			1,777,646
Foreign currency transactions	340,598	352,879			693,477
Futures	(560,259)	(3,657,392)			(4,217,651)
Swaps	3,108,425	(943,990)			2,164,435
	3,051,539	1,829,447			4,880,986
Net change in unrealized appreciation (depreciation) on:
Investments	1,720,206	6,045,931			37,653,061
Short sales	(211,705)	—			(211,705)
Options written	405,910	2,917,853			3,323,763
Foreign currency transactions	157,709	(183,561)			(25,852)
Futures	2,193,531	3,997,425			6,190,956
Swaps	(2,902,267)	2,138,865			(763,402)
	1,363,384	14,916,513			16,279,897

Net Gain on Investments	4,414,923	16,745,960			21,160,883
Net Increase In Net Assets Resulting From Operations	$6,254,098	$21,983,173	$1,195,507		$29,518,367

Notes to pro-forma statement of operations:

(a)           Based on management fee schedule of Strategic Partners Total Return Bond Fund.

(b)           Reduction due to savings from elimination of certain duplicative expenses and economies of scale.

(c)           Elimination of duplicate expense.

See accompanying notes to Pro forma financial statements

Strategic Partners Bond Fund merger with Strategic Partners Total Return Bond Fund

Notes to Pro-Forma Financial Statements

(unaudited)

1.     Basis of Combination — The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at July 31, 2004 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the year ended July 31, 2004, reflect the accounts of Strategic Partners Total Return Bond Fund and Strategic Partners Bond Fund, each a “Fund.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Strategic Partners Bond Fund in exchange for shares in Strategic Partners Total Return Bond Fund.  The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.     Shares of Beneficial Interest — The pro-forma net asset value per share assumes the issuance of additional Class A, B, C, L, M, and X shares of Strategic Partners Total Return Bond Fund, which would have been issued on July 31, 2004, in connection with the proposed reorganization.  Shareholders of Strategic Partners Bond Fund would become shareholders of Strategic Partners Total Return Bond Fund, receiving shares of Strategic Partners Total Return Bond Fund equal to the value of their holdings in Strategic Partners Bond Fund. The amount of additional shares assumed to be issued has been calculated based on the July 31, 2004 net assets of Strategic Partners Bond Fund and Strategic Partners Total Return Bond Fund, the net asset value per share of as follows:

			Net Asset Value
Strategic Partners Total Return Bond Fund		Net Assets	Per Share
Additional Shares Issued		7/31/04	7/31/04
Class A	1,137,781	$11,980,838	$10.53
Class B	63,306	$666,608	$10.53
Class C	5,381,338	$56,665,484	$10.53
Class L	5,937,617	$62,523,111	$10.53
Class M	17,718,240	$186,573,067	$10.53
Class X	2,790,951	$29,388,712	$10.53

3.     Pro Forma Operations — The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund.  Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Strategic Partners Total Return Bond Fund at the combined level of average net assets for the twelve months ended July 31, 2004.

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

FILE NOS. 333-82621 & 811-09439

FORM N-14

PART C

OTHER INFORMATION

Item 25.  Indemnification

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VII of the Agreement and Declaration of Trust (Exhibit (a)(3) to this Registration Statement) and Article XI of the Trust’s By-Laws (Exhibit (b) to the Registration Statement), officers, trustees, employees and agents of Registrant will not be liable to Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with Registrant, subject to the same exceptions.  Section 3817 of the Delaware Statutory Trust Act permits indemnification of trustees who acted in good faith and reasonably believed that the conduct was in the best interest of the Trust.  As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to this Registration Statement), the Distributor of Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except as otherwise noted below:

(1)           Copies of the charter of the Registrant as now in effect:

(A)          Certificate of Trust.(1)

(B)           Certificate of Amendment to the Certificate of Trust dated September 4, 2001.(4)

(C)           Agreement and Declaration of Trust.(1)

(D)          Certificate of Correction of Certificate of Amendment to the Certificate of Trust dated as of May 8, 2002, and filed May 14, 2002.(4)

(2)           Copies of the existing by-laws or corresponding instruments of the Registrant:

Amended and Restated Bylaws of the Trust, dated November 16, 2004.*

(3)           Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant:

Not Applicable

(4)           Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

(A)          The Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement.

(5)           Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant:

(A)          In response to this item, Registrant incorporates by reference the following provisions of its Agreement and Declaration of Trust and By-Laws, defining the rights of the Trust’s shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws.(6)

(6)           Copies of all investment advisory contracts relating to the management of the assets of the Registrant:

(A)  Management Agreement between Registrant and Prudential Investments Fund Management LLC (PI).(2)

(B)   Subadvisory Agreement between PI and J. P. Morgan Investment Management Inc.(2)

(C)   Subadvisory Agreement between PI and Westcap Investors, LLC. dated July 24, 2003.(5)

(D)  Subdvisory Agreement between PI and Columbus Circle Investors.(2)

(E)   Subadvisory Agreement between PI and Pacific Investment Management Company.(2)

(F)   Subadvisory Agreement between PI and Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”) dated October 22. 2001.(4)

(G)   Subadvisory Agreement between PI and Robert Fleming Inc. (d/b/a J.P. Morgan Investment Management Inc.).(2)

(H)  Subadvisory Agreement between PI and EARNEST Partners, LLC (“EARNEST”) dated December 13, 2001.(4)

(I)    Subadvisory Agreement between PI and Oak Associates, Ltd.(2)

(J)    Subadvisory Agreement between PI and RS Investments.(7)

(K)  Subadvisory Agreement between PI and NFJ Investment Group, L.P.(7)

(L)   Form of Subadvisory Agreement between PI and Lee Munder Capital Group L.P.(7)

(M) Form of Subadvisory Agreement between PI and J.P. Morgan Investment Management Inc.

(7)           Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

(A)  Distribution Agreement between the Registrant and Prudential Investment Management Services LLC (PIMS).(2)

(B)   Selected Dealer Agreement.(3)

(8)           Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document:

Not applicable.

(9)           Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration:

(A)          Custodian Contract between the Registrant and The Bank of New York (BNY) dated November 7, 2002.(5)

(10)         Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan:

(A)          12b-1 Fee Waivers and Expense Limitations for Class A Shares, Class B Shares and Class C Shares.(4)

(B)           Distribution and Service Plan for Class L Shares.(7)

(C)           Distribution and Service Plan for Class M Shares.(7)

(D)          Distribution and Service Plan for Class X Shares.(7)

(E)           Rule 18f-3 Plan.(7)

(11)         An opinion and consent of Morris Nichols, Arsht & Tunnell as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable*

(12)         An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus:

(A)          Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders*

(13)         Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

(A)          Transfer Agency and Service Agreement between Registrant and Prudential Mutual Fund Services LLC.(2)

(B)           Amendment to Transfer Agency and Service Agreement dated September 4, 2002.(5)

(14)         Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

(A)          Consent of independent auditors*

(15)         All financial statements omitted pursuant to Items 14(a)(1):

Not Applicable

(16)         Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(A)            Powers of Attorney dated August 1, 2003(5).

(17)         Any additional exhibits which the registrant may wish to file.

(A)          Proxy card

(1)       Incorporated by reference to the Registration Statement on Form N-1A filed on July 9, 1999 (File No. 333-82621)

(2)       Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on October 31, 2000 (File No.333-82621).

(3)       Incorporated by reference to Post-Effective Amendment No. l to the Registration Statement on Form N-1A filed on August 1, 2000. (File No. 333-82621).

(4)       Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on September 30, 2002.

(5)       Incorporated by reference to the identically numbered exhibit to Registrant’s Post-Effective Amendment No. 9 filed on Form N-1A on October 2, 2003.

(6)       Incorporated by reference to Exhibit (a)(3) and Exhibit (b) of the Registration Statement on Form N-1A filed on September 23, 2004 (Form No. 333-82621).

(7)       Incorporated by reference to the Registration Statement on Form N-1A filed on November 22, 2004 (File No. 333-82621).

*         To be filed by Amendment.

Item 17.  Undertakings

(a)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 30th day of December, 2004.

Strategic Partners Style Specific Funds
(Registrant)

By:	/s/Deborah A. Docs
Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
/s/	David E. A. Carson*
	David E. A. Carson	Trustee

/s/	Robert E. La Blanc*
	Robert E. La Blanc	Trustee

/s/	Douglas H. McCorkindale*
	Douglas H. McCorkindale	Trustee

/s/	Stephen P. Munn*	Trustee
Stephen P. Munn

/s/	Richard A. Redeker*
	Richard A. Redeker	Trustee

/s/	Robin B. Smith*
	Robin B. Smith	Trustee

/s/	Stephen Stoneburn*
	Stephen Stoneburn	Trustee

/s/	Clay T. Whitehead*
	Clay T. Whitehead	Trustee

/s/	Judy A. Rice*
	Judy A. Rice	President and Trustee

/s/	Robert F. Gunia*
	Robert F. Gunia	Vice President and Trustee

/s/	Grace C. Torres*
	Grace C. Torres	Treasurer and Principal Financial and Accounting Officer

*By:	/s/ Deborah A. Docs	December 30, 2004
Deborah A. Docs

* Signs this document pursuant to powers of attorney.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

REGISTRATION STATEMENT ON FORM N-14

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION
(1)(A)	Certificate of Trust	*
(1)(B)	Certificate of Amendment to the Certificate of Trust dated September 4, 2001	*
(1)(C)	Agreement and Declaration of Trust	*
(1)(D)	Certificate of Correction of Certificate of Amendment to the Certificate of Trust dated as of May 8, 2002, and filed May 14, 2002	*
(2)(A)	Amended and Restated Bylaws of the Trust, dated November 16, 2004.	To be filed by subsequent amendment
(4)(A)	The Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement	*
(5)(A)	Agreement and Declaration of Trust and By-Laws, defining the rights of the Trust’s shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws	*
(6)(A)	Management Agreement between Registrant and Prudential Investments Fund Management LLC (PI).	*
(6)(B)	Subadvisory Agreement between PI and J. P. Morgan Investment Management Inc	*
(6)(C)	Subadvisory Agreement between PI and Westcap Investors, LLC. dated July 24, 2003	*
(6)(D)	Subdvisory Agreement between PI and Columbus Circle Investors	*
(6)(E)	Subadvisory Agreement between PI and Pacific Investment Management Company	*
(6)(F)	Subadvisory Agreement between PI and Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”) dated October 22. 2001	*
(6)(G)	Subadvisory Agreement between PI and Robert Fleming Inc. (d/b/a J.P. Morgan Investment Management Inc.)	*
(6)(H)	Subadvisory Agreement between PI and EARNEST Partners, LLC (“EARNEST”) dated December 31, 2001	*
(6)(I)	Subadvisory Agreement between PI and Oak Associates, Ltd	*
(6)(J)	Subadvisory Agreement between PI and RS Investments	*
(6)(K)	Subadvisory Agreement between PI and NFJ Investment Group, L.P.	*
(6)(L)	Form of Subadvisory Agreement between PI and Lee Munder Capital Group L.P.	*
(6)(M)	Form of Subadvisory Agreement between PI and J.P. Morgan Investment Management Inc	*
(7)(A)	Distribution Agreement between the Registrant and Prudential Investment Management Services LLC (PIMS)	*
(7)(B)	Selected Dealer Agreement	*
(9)(A)	Custodian Contract between the Registrant and The Bank of New York (BNY) dated November 7, 2002	*
(10)(A)	12b-1 Fee Waivers and Expense Limitations for Class A Shares, Class B Shares and Class C Shares	*
(10)(B)	Distribution and Service Plan for Class L Shares	*
(10)(C)	Distribution and Service Plan for Class M Shares	*
(10)(D)	Distribution and Service Plan for Class X Shares	*
(10)(E)	Rule 18f-3 Plan	*
(11)(A)

An opinion and consent of Morris Nichols, Arsht & Tunnell as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable.

To be filed by subsequent amendment
(12)(A)	Form of Opinion and Consent of Counsel Supporting Tax Matters	To be filed by subsequent amendment

and Consequences to Shareholders is filed herewith as Exhibit No.
(13)(A)	Transfer Agency and Service Agreement between Registrant and Prudential Mutual Fund Services LLC
(13)(B)	Amendment to Transfer Agency and Service Agreement dated September 4, 2002
(14)(A)	Consent of independent auditors	To be filed by subsequent amendment
(16)(A)	Powers of Attorney	*
(17)(A)	Proxy card	Attached